As filed with the U.S. Securities and Exchange Commission on January 9 , 201 7

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 105	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 105	☒

RBC FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

50 South Sixth Street, Suite 2350
Minneapolis, MN 55402
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 376-7132

Jay Jackson, Esq.
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402-4422
(612) 376-7132
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [ ] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box: ☐

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

U.S. Government Money Market Fund Prospectus

January 9, 201 7

RBC Institutional Class 1:	TUGXX
RBC Institutional Class 2:	TIMXX
RBC Select Class:	TUSXX
RBC Reserve Class:	TURXX
RBC Investor Class:	TUIXX

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC ” ) has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary
This Prospectus describes the U.S. Government M oney M arket F und (the “Fund”) offered by RBC Funds Trust. Carefully review this important section, which summarizes the Fund ’ s investment objectives, principal investment strategies and risks, past performance, and fees.	1	U.S. Government Money Market Fund
	6	Important Additional Information

More on the Fund ’ s Investment Objectives, Principal Investment Strategies and Principal Risks
	7	Investment Objectives
	7	Principal Investment Strategies
	9	Principal Risks

Management
The Fund is managed by RBC Global Asset Management (U.S.) Inc. (“RBC GAM (U.S.)” or the “Advisor”).	13	Investment Advisor

Shareholder Information
	15	Pricing of Fund Shares
	15	Purchasing and Selling Your Shares
	17	Additional Purchase and Sale Information – RBC Institutional Class 1 and RBC Institutional Class 2
	18	Additional Purchase and Sale Information – RBC Select Class, RBC Reserve Class, and RBC Investor Class
	19	Additional Purchase and Sale Information – RBC Select Class, RBC Reserve Class, RBC Investor Class and RBC Institutional Class 2
	19	Telephone Purchase, Exchange and Redemption Privileges
	19	Information for Direct Clients of RBC Wealth Management
	20	Information for Clients of Introducing Brokers that Clear Transactions through RBC Correspondent Services
	20	Information for Clients of RBC Advisor Services

Table of Contents

20	Additional Policies About Transactions
22	Instructions for Opening an Account – RBC Institutional Class 1 and RBC Institutional Class 2
23	Instructions for Adding to Your Shares – RBC Institutional Class 1 and RBC Institutional Class 2
24	Automatic Monthly Investments
24	Dividends and Distributions and Directed Dividend Option
24	Selling Shares – RBC Institutional Class 1 and RBC Institutional Class 2
26	Instructions for Selling Shares (Redemptions) – RBC Institutional Class 1 and RBC Institutional Class 2
29	Exchanging your RBC Institutional Class 1 Shares
30	No Exchange Privilege – RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class
30	Additional Policies on Exchanges
30	Additional Shareholder Services
31	Market Timing and Excessive Trading
31	Disclosure of Portfolio Holdings
31	Shareholder Servicing Fees – RBC Institutional Class 1
32	Shareholder Account and Distribution Services (12b-1) Fees – RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class
32	Dividends, Distributions and Taxes
34	Organizational Structure

Financial Highlights
35

Privacy Policy
39

Back Cover
Where to Learn More About the Fund

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Fund Summary	U.S. Government Money Market Fund

Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.

	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fee	None	0.15%	0.80%	0.90%	1.00%
Other Expenses
Shareholder Servicing Fee	0.05%	None	None	None	None
Other Expenses	0.03%	0.03%	0.02%	0.02%	0.02%
Total Other Expenses	0.08%	0.03%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.18%	0.28%	0.92%	1.02%	1.12%
Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	(0.15)%[1]	(0.17)%[1]	(0.12)%[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0. 18%	0. 28%	0.77%	0.85%	1.00%

1	RBC Capital Markets, LLC (“RBC Capital Markets”) has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, extraordinary expenses such as litigation, and other non-routine expenses) to the net expenses in the table for Select Class, Reserve Class, and Investor Class shares, subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2018 and may not be terminated by RBC Capital Markets prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. RBC Capital Markets is entitled to recoup from the Fund or class the distribution or servicing fees waived or reduced and other payments remitted by RBC Capital Markets to the Fund or class during any of the previous twelve months, provided the relevant class of the Fund is able to do so and remain in compliance with the operating expense limit. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and

Fund Summary	U.S. Government Money Market Fund

that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	$18	$58	$101	$230
RBC Institutional Class 2	$29	$90	$157	$356
RBC Select Class	$79	$278	$495	$1,118
RBC Reserve Class	$87	$308	$547	$1,232
RBC Investor Class	$102	$344	$605	$1,352

Principal Investment Strategies

The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of its investment policy. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy.

The Fund Board does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Board reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the 1940 Act that present minimal credit risks. Each investment by the Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the date of investment. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the

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Fund Summary	U.S. Government Money Market Fund

Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective. The Fund’s emphasis on credit quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. In the past, instability in the financial markets has led the U.S. Government to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund’s ability to achieve its investment objective.

Interest Rate Risk. The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders or on the ability of the Fund to continue to operate. T he net asset value (“NAV ” ) could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a NAV of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into

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Fund Summary	U.S. Government Money Market Fund

capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Reinvestment Risk. Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable Rate Demand Note Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund’s average annual returns for the past 1, 5 and 10 years. The bar chart shows the Fund’s performance for the past ten calendar years. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund’s current seven-day yield, call 1-800-422-2766.

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Fund Summary	U.S. Government Money Market Fund

U.S. Government Money Market Fund – RBC Institutional Class 1 Annual Total Returns

During the periods shown in the chart for the U.S. Government Money Market Fund:
	Quarter	Year	Returns
Best quarter:	Q3	2007	1.14%
Worst quarter:	Q 3	2015	0.00%

Average Annual Total Returns (for the periods ended December 31, 2016 )
	Past	Past 5	Past 10
	Year	Years	Years
RBC Institutional Class 1	0.29%	0.07%	0.73%
RBC Institutional Class 2*	0.19%	0.05%	0.69%
RBC Select*	0.01%	0.01%	0.65%
RBC Reserve*	0.01%	0.01%	0.65%
RBC Investor*	0.01%	0.01%	0.64%

*	The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Select, Reserve and Investor Classes would have been lower.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 6 of this Prospectus.

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Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) shares of the Fund by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The table below provides the Fund ’ s minimum initial and subsequent investment requirements.

Shares of RBC Select Class, RBC Reserve Class and RBC Investor Class are only offered to investors who are clients of RBC Wealth Management, RBC Correspondent Services firms, RBC Advisor Services or RBC Capital Markets and participate in the cash sweep program. For information concerning the purchase and sale of these share classes, contact your financial institution or financial consultant. Shares of RBC Institutional Class 1 and RBC Institutional Class 2 may be purchased and sold directly from the Fund through its transfer agent.

The following table provides minimum initial and subsequent investment information for the different classes of shares of the Fund. The minimums may be reduced or waived in some cases.

Minimum Initial Investment:
RBC Institutional Class 1	$10,000,000
RBC Institutional Class 2	$1,000,000
RBC Select Class	None (used in RBC cash sweep programs)
RBC Reserve Class	None (used in RBC cash sweep programs)
RBC Investor Class	None (used in RBC cash sweep programs)
Minimum Subsequent Investment:	There are generally no minimums for additional investments in the Fund; however, there is a $50 minimum for subsequent investments in the Automatic Investment Plan for RBC Institutional Class 1 and RBC Institutional Class 2 shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More on the Fund ’ s Investment Objectives, Principal Investment Strategies and Principal Risks

Investment Objectives

The Fund’s investment objective described in the “Fund Summary” section of this Prospectus is fundamental and cannot be changed without shareholder approval.

Principal Investment Strategies

The information below describes in greater detail the Fund’s principal investment strategies. A full discussion of all permissible investments can be found in the Fund’s Statement of Additional Information (“SAI”).

The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of its investment policy. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. The Fund Board does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Board reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy. In addition, in normal market conditions, the Fund invests at least 80% of its assets in U.S. Government securities and in repurchase agreements secured by them and will provide notice to shareholders at least 60 days prior to making a change to its 80% investment policy.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the RBC Funds’ Board of Trustees (“Board of Trustees”). These standards are in accordance with Rule 2a-7 under the 1940 Act, which imposes strict portfolio credit quality, maturity, liquidity and diversification standards on money market funds.

Credit Quality. The Fund invest s only in eligible securities as defined by Rule 2a-7 that present minimal credit risks.

Maturity. The Fund invest s only in securities having remaining maturities (or be deemed by Rule 2a-7 to have a remaining maturity) of 397 days or less. The Fund also maintain s a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less.

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More on the Fund ’ s Investment Objectives, Principal Investment Strategies and Principal Risks

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security), the Fund may not have more than 5% of its total assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

Liquidity. The Fund may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities, as defined under Rule 2a-7. The Fund will be required to invest at least 10% of its total assets (measured at the time of acquisition) in “daily liquid assets” and at least 30% of its total assets (measured at the time of acquisition) in “weekly liquid assets.” “Daily liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities. “Weekly liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, U.S. Government agency/instrumentality discount notes without payment of interest with remaining maturities of 60 days or less, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days and amounts receivable and unconditionally due within five business days on pending sales of portfolio securities.

Government Obligations. Government obligations in which the Fund may invest are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some Government obligations, such as U.S. Treasury bills, notes and bonds and mortgage-backed certificates issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury. Other Government obligations, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits. Still other Government obligations, such as obligations of the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and the Tennessee Valley Authority are backed only by the credit of the agency or instrumentality issuing the obligations and, in certain instances, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Some Government obligations, such as obligations of the Federal Farm Credit Banks, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations which are not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate payment. In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government obligations themselves or the NAV of the Fund’s shares. The Fund consider s repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-

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More on the Fund ’ s Investment Objectives, Principal Investment Strategies and Principal Risks

weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as described in the “Fund Summary” section of this Prospectus and in accordance with federal laws concerning money market funds, in anticipation of, or in response to, adverse market, economic, political or other conditions. It is possible that such investments could affect the Fund’s performance and the Fund may not achieve its investment objective.

Principal Risks

T he Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the investments of the Fund will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up and you can lose money by investing in the Fund.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. Although the Fund seek s to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goals.

The principal risks of investing in the Fund are identified in the “Fund Summary” section of this Prospectus and are further described below.

Active Management Risk. The Fund is actively managed and its performance is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on credit quality and stability could also cause underperformance relative to other money market funds, particularly those that take greater maturity and credit risks.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

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More on the Fund ’ s Investment Objectives, Principal Investment Strategies and Principal Risks

Government Intervention in Financial Markets Risk. In the past, i nstability in the financial markets has led the U.S. Government to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available . The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities remains unclear. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Interest Rate Risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Given that the Federal Reserve Board has begun, and may continue, to raise interest rates, the Fund may face a heightened level of interest rate risk.

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More on the Fund ’ s Investment Objectives, Principal Investment Strategies and Principal Risks

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time, which could adversely affect the volatility of the value and liquidity of the investment. With respect to United States government securities, there can be no assurance that the United States government will provide financial support to United States government sponsored agencies or instrumentalities where it is not obligated to do so by law.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders or on the ability of the Fund to continue to operate. The Fund’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. In addition, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could increase the Fund’s transaction costs and impact the Fund’s performance. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder, which could exacerbate any potential negative effects experienced by the Fund.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a NAV of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Reinvestment Risk. Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. If interest rates decline, the underlying security may rise in value, but the cash flows received from that security may have to be reinvested at a lower interest rate. Call risk is a type of reinvestment risk. Call risk is the possibility that an issuer

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More on the Fund ’ s Investment Objectives, Principal Investment Strategies and Principal Risks

may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce a security’s price. If a fixed-income security is called, the Fund may have to reinvest proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Variable Rate Demand Note Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

Additional Risks

In addition to the principal investment risks described above, the Fund will generally be subject to the following additional risks:

Operational Risk. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Regulatory Risk. Entities that are part of banking organizations, such as the Advisor and its affiliates, are subject to extensive government regulation. Government regulation may change frequently and may have significant effects, including limiting the ability of the Advisor and its affiliates from engaging in certain trading activities, which may adversely impact the Fund.

Liquidation Risk. To the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

12

Management

Investment Advisor

The Fund is advised by RBC Global Asset Management (U.S.) Inc., a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 16 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 36 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Advisor maintains its offices at 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402. As of September 30, 2016 , the Advisor’s investment team managed approximately $ 39.7 billion in assets for corporations, public and private pension plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, registered mutual funds, private investment funds, trust programs, foreign funds such as UCITS funds, individuals (including high net worth individuals), wrap sponsors and other U.S. and international institutions.

For the fiscal year ended September 30, 2016 , the Fund paid the Advisor a fee of 0.10% of average daily net assets for the advisory services it provided. Information regarding the factors considered by the Board of Trustees in connection with the most recent approval of the Investment Advisory Agreement with the Advisor is provided in the Fund ’ s most recent Annual Report.

The Advisor has contractually agreed to waive fees and/or pay operating expenses under an Expense Limitation Agreement in order to limit the net annual fund operating expenses for RBC Institutional Class 1 of the Fund to 0.20%. This Expense Limitation Agreement is in place until January 31, 2018 .

RBC Capital Markets, in its role as shareholder servicing agent to the Fund, has contractually agreed to waive distribution and service fees and/or reimburse the Fund under an Expense Limitation Agreement in order to limit the net annual fund operating expenses for each class, other than RBC Institutional Class 1, of the Fund to the amounts noted below. This Expense Limitation Agreement is in place until January 31, 2018 .

Share Class	Operating Expense Limit
RBC Institutional Class 2	0.30%
RBC Select Class	0.77%
RBC Reserve Class	0.85%
RBC Investor Class	1.00%

The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor or RBC Capital Markets, any expenses in excess of the operating expense limit and repay the Advisor or RBC Capital Markets such amounts, provided the relevant class of the Fund is able to do so and remain in compliance with the operating expense limit. The Advisor or RBC Capital Markets may voluntarily

13

Management

waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

The expense limitation agreements exclude brokerage and other investment-related costs, interest, taxes, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incidental thereto), indemnification, other expenses not incurred in the ordinary course of the Fund’s business and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company.

The waiver and reimbursement obligation of RBC Capital Markets and the Advisor with respect to any fiscal year may not exceed the distribution and servicing fees it earns with respect to the Fund or class during such fiscal year.

The Advisor serves as Co-Administrator to the Fund and provides certain administrative services necessary for the operation of the Fund, including among other things, (i) providing office space, equipment and facilities for maintaining the Fund ’ s organization, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi-annual reports to Fund shareholders, and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund ’ s Advisor, Distributor, custodian, independent accountants, legal counsel and others.

Payments to Financial Intermediaries. The Advisor may make payments, out of its own resources and at no additional cost to the Fund or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Fund ’ s shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Fund ’ s shares). The Advisor also makes inter-company payments out of its own resources, and at no additional cost to the Fund or shareholders, to RBC Capital Markets in recognition of administrative and distribution-related services provided by RBC Capital Markets to shareholders.

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Shareholder Information

Pricing of Fund Shares

NAV Calculation Times. The per share NAV of the Fund is determined each day the New York Stock Exchange (“NYSE ” ) is open for trading and the primary trading markets for the Fund’s portfolio instruments are open (“Value Date ” ). The Fund’s share price is its NAV per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. The Fund seeks to maintain a stable NAV of $1.00 per share. T he Fund’s NAV is calculated once daily at 5:00 p.m. Eastern Time. T he deadline for submitting purchase and redemption orders to the Fund’s transfer agent in order to receive the current day’s NAV is 5:00 p.m. Eastern Time.

When Orders are Priced. A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its transfer agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. If a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary. For further information, see “Introduction to Purchases” in the “Purchasing and Selling Your Shares” section.

Your order for redemption (sale) of shares is priced at the NAV next calculated after your order is received in good order by the Fund or its transfer agent, including any special documentation that may be required in certain circumstances. If a redemption order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary. For further information, see “Introduction to Redemptions (Sales)” in the “Purchasing and Selling Your Shares” section.

You may purchase, redeem, or exchange shares of the Fund on any day when the NYSE is open and the primary trading markets for the Fund’s portfolio instruments are open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Fund are disrupted as well. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

Valuation of Portfolio Securities. Securities held by the Fund are valued at amortized cost, which approximates market value, in order to maintain a constant NAV of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Fund ’ s Board of Trustees.

Purchasing and Selling Your Shares

Where to Buy Fund Shares. You may purchase shares through RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services, a division of RBC Capital Markets, RBC Advisor

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Shareholder Information

Services, RBC Capital Markets and through other financial intermediaries. You may purchase RBC Institutional Class 1 and RBC Institutional Class 2 shares directly from the Fund ’ s transfer agent, U.S. Bancorp Fund Services, LLC. You may contact U.S. Bancorp Fund Services, LLC at 1-800-422-2766.

Information for Shareholders Not Participating in a Cash Sweep Program. Eligibility for RBC Institutional Class 1 for the Fund is limited to existing shareholders in the Fund as of November 21, 2008 (and only with respect to shareholder accounts held directly with the transfer agent that remain open thereafter), or investors with a minimum of $10 million to invest in the Fund. Eligibility for RBC Institutional Class 2 for the Fund is limited to investors who have a minimum of $1 million to invest in the Fund.

Introduction to Purchases. If purchasing through your brokerage account, financial advisor or other financial intermediary, simply tell your investment representative that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. Shares of the Fund may be purchased at their next determined NAV. Shares of the Fund are sold without a sales charge.

T he Fund, the distributor, the Advisor and the transfer agent reserve the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Fund and its shareholders.

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of the Fund at the Fund’s NAV next determined after your order is received by an organization in proper order before the NAV calculation time for the share class, or such earlier time as may be required by an organization, and the form of payment has been converted to federal funds. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. ( The Fund is, however, obligated to price orders at the NAV next calculated after the order is received in good order by such an organization and the form of payment has been converted to federal funds, even if the organization does not transmit the order to the Fund in a timely manner.)

Lost Accounts/Unclaimed Assets. Please note that based upon statutory requirements for returned mail, the Fund and the transfer agent will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is

16

Shareholder Information

legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator, in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

Introduction to Redemptions (Sales). You may redeem shares of the Fund by contacting your investment representative. Shares will be redeemed at their next determined NAV as described under “Pricing of Fund Shares.” If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check may be confirmed as cleared, which may take up to 15 days from the date of purchase. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund ’ s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares, typically at 5:00 p.m. Eastern time. Redemptions are treated as sales for federal income tax purposes. In addition to contacting your investment representative, depending on your type of account, you may be able to redeem shares of the Fund by following the instructions described on the next few pages.

Financial institutions (such as banks and broker-dealers) through which Fund shares may be purchased may charge additional fees and may require higher minimum investments or impose certain order processing requirements, or other limitations and restrictions on buying and selling shares. Consult your financial institution or investment representative for specific information concerning your account or the Fund .

Additional Purchase and Sale Information
RBC Institutional Class 1 and RBC Institutional Class 2

This section provides additional information concerning the purchase of shares of RBC Institutional Class 1 and RBC Institutional Class 2 for shareholders who purchase shares directly from the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC. For additional details concerning the purchase of shares of the other classes of the Fund, contact your financial institution or investment representative.

Minimum Initial Investment
Amount
RBC Institutional Class 1	$ 10,000,000
RBC Institutional Class 2	$ 1,000,000

The Fund cannot process transaction requests unless they are properly completed as described in this section. The Fund may cancel or change its transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

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Shareholder Information

All purchases of the Fund ’ s shares must be in U . S . Dollars. All checks must be in U . S . Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks, or any conditional order or payment.

The transfer agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. The Fund may waive its minimum purchase requirement. Each of the Fund, the Distributor, the Advisor and the transfer agent reserves the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Fund and its shareholders. The Fund do es not accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.

Additional Purchase and Sale Information
RBC Select Class, RBC Reserve Class, and RBC Investor Class

You must be a client of RBC Wealth Management, a client of an RBC Correspondent Services correspondent firm or a client of RBC Advisor Services or RBC Capital Markets to purchase or sell RBC Select Class, RBC Reserve Class, and RBC Investor Class shares of the Fund. Use of the RBC Select Class, RBC Reserve Class, and RBC Investor Class shares of the Fund as an automated sweep option is limited and eligibility is based on the discretion of RBC Wealth Management, RBC Correspondent Services, RBC Advisor Services or RBC Capital Markets as described in the applicable account agreement.

Not all correspondent firms have arrangements with RBC Correspondent Services to make shares of the Fund available to their customers. For additional details concerning the purchase or sale of the Fund, contact your financial institution or financial consultant. If you are opening an account through your financial consultant, brokerage account or other financial institution, simply tell your financial consultant that you wish to open an account and they will take care of the necessary documentation. Shareholders who open accounts through introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services, should direct all requests to buy, sell or exchange shares directly to your financial consultant.

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Shareholder Information

Additional Purchase and Sale Information
RBC Select Class, RBC Reserve Class, RBC Investor Class,
and RBC Institutional Class 2

In those instances where clients of RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services request transactions that require settlement on a “same-day” basis the Fund shares necessary to effect such transactions will be deemed to have been transferred to RBC Wealth Management prior to the Fund’s declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption and RBC Wealth Management shall retain the last day’s dividend to offset the cost of advancing payment on such client’s behalf.

Telephone Purchase, Exchange and Redemption Privileges

Shareholders who open accounts with the Fund (other than through RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services) can accept telephone purchase, exchange and redemption privileges on the account application. If you call the Fund, the Fund’s representative may request personal identification and may tape record the call. Shareholders who open accounts through RBC Wealth Management or introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services should check with their investment representative for details on purchases, exchanges, redemptions and related policies. IRA account-holders may redeem or exchange shares by telephone. If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding. Shareholders redeeming from IRA accounts by telephone will be asked whether or not to withhold taxes from any distribution.

Information for Direct Clients of RBC Wealth Management

For RBC Wealth Management, a division of RBC Capital Markets, a client’s eligibility for each share class will be based on the total assets in a client’s account(s) held at RBC Wealth Management or the total commissions and fees paid from the client’s account(s) over the previous 12 months, aggregated by household. Clients with greater total household assets or commissions/fees may earn higher yields than clients with lower total household assets or commissions. In determining household values, RBC Wealth Management looks at multiple pieces of client information, including street address, tax ID, last name, telephone number, zip code and account type to determine which accounts belong together. RBC Wealth Management reserves the right to modify how it links household accounts and the right to amend the definition of eligible assets, commissions and fees, and the Fund ’ s Board of Trustees reserves the right to change share class eligibility qualifications.

The following total household asset and twelve-month trailing commission and fee levels will determine a client’s eligible share class:

Total Household Assets	-or-	12 Month Trailing Commissions	Share Class
$5,000,000+		$50,000 or more	RBC Select Class*
$1,000,000 – $4,999,999		Between $10,000 and $49,999	RBC Reserve Class
$0 – $999,999		Under $10,000	RBC Investor Class

*	Employees of RBC Capital Markets and its affiliates who hold accounts at RBC Capital Markets are eligible for the RBC Select Class of shares through the Sweep Program.

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Shareholder Information

Eligibility for a Lower Expense Ratio Share Class

Existing Client Accounts. On a monthly basis, RBC Wealth Management will review a client’s total household assets and twelve-month trailing commissions and fees to determine if the client is eligible for a lower expense ratio share class. If the client is eligible for a lower expense ratio share class, the client’s current class of shares will automatically be converted into the eligible share class.

New Client Accounts. All new accounts that select the Fund sweep option will be automatically assigned to the RBC Investor Class of the Fund. During the monthly review process outlined above, any accounts that are eligible for a lower expense ratio share class will be automatically converted into the eligible share class.

Disqualification. On an annual basis, RBC Wealth Management will review a client’s total household assets and twelve-month trailing commissions and fees to determine if the client is still eligible for its current share class. If the client has experienced a reduction in household assets or commissions and fees, and is no longer eligible for its current share class, the client’s shares will be converted to the lowest expense ratio share class for which the client is eligible. If this is the case, the client will receive a 30 day advance written notice and will have the opportunity to increase its assets at RBC Wealth Management in order to maintain its current share class. If the client is unable to increase its assets, its shares will be converted into the eligible higher expense ratio share class.

Information for Clients of Introducing Brokers that Clear Transactions through RBC Correspondent Services

For introducing brokers that begin a relationship with RBC Correspondent Services, their respective clients are placed in the share class designated by RBC Correspondent Services at the time the clearing relationship begins. The Fund ’ s Board of Trustees approves changes in share class eligibility that affect any client of introducing brokers clearing transactions through RBC Correspondent Services.

Information for Clients of RBC Advisor Services

New clients of RBC Advisor Services are eligible for the share class designated by RBC Advisor Services based on the relationship between RBC Advisor Services and the investment advisor providing the client with advisory services. The Fund ’ s Board of Trustees approves changes in share class eligibility that affect any client of RBC Advisor Services.

Additional Policies about Transactions

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

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Shareholder Information

Sales Limited to U.S. Citizens and Resident Aliens. Generally, shares of the Fund may be offered only to United States citizens and United States resident aliens having a social security number or an individual tax identification number. The Advisor may permit exceptions to this limitation on an individual basis. This Prospectus should not be considered a solicitation or offering of F und shares to non-U.S. citizens or non-resident aliens.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Fund ’ s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, for others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Fund ’ s policies and procedures, we may reject and return your application, close your account or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information.

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Shareholder Information

Instructions for Opening an Account

RBC Institutional Class 1 and RBC Institutional Class 2

If opening a n account with RBC Institutional Class 1 or RBC Institutional Class 2 shares through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to open an account and he or she will take care of the necessary documentation.

You may purchase RBC Institutional Class 1 or RBC Institutional Class 2 shares directly from the Fund by completing a new account application. Contact U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent at 1-800-422-2766 or go to www.rbcgam.us to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail	Initial Purchases and All	Registered/Overnight Mail
	Correspondence	RBC Funds
	RBC Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

	1.	Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
	2.	Make check payable to “RBC Funds” and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement.
	3.	Mail or courier application and payment to the applicable address above.
	4.	The Fund do es not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

By Wire	U.S. Bank, N.A. ABA # 075000022 Credit: U.S. Bancorp Fund Services, LLC Account: 182380369377 Further Credit: RBC Funds (Shareholder Name/Account Registration) (Shareholder Account Number)	To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver overnight your account application to the transfer agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire as indicated here. Wired funds must be received by the Fund ’ s deadline in order for shares to be purchased at that day’s price. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Shareholder Information

Instructions for Adding to Your Shares
RBC Institutional Class 1 and RBC Institutional Class 2

If purchasing additional RBC Institutional Class 1 or RBC Institutional Class 2 shares of the Fund through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to purchase additional shares of the Fund and he or she will take care of the necessary documentation. Otherwise, to purchase additional shares in the Fund account, follow the instructions below. Please note that there are no minimums for additional investments in the RBC Institutional Class 1 and RBC Institutional Class 2 shares.

By Telephone	1-800-422-2766	If you elected telephone options on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to the Fund ’ s deadline, your shares will be purchased at the NAV calculated on the day your order is placed.

By Mail	Regular Mail	Registered/Overnight Mail
	RBC Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	RBC Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

	1.	Mail the detachable stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:
	•	Account name and account number
	•	Fund name
	•	Share class

	2.	Make your check payable to “RBC Funds” and include your account number and the name of the Fund on the check.

	3.	Mail or deliver stub and payment to the applicable address above.

	4.	The Fund do es not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

By Wire	U.S. Bank, N.A. ABA # 075000022 Credit: U.S. Bancorp Fund Services, LLC Account: 182380369377 Further Credit: RBC Funds (Shareholder Name/ Account Registration) (Shareholder Account Number)	Wire share purchases should include the names of each account owner, your account number and the name of the Fund. You should notify the Fund by telephone that you have sent a wire purchase order to U.S. Bank. Wired funds must be received by the Fund ’ s deadline in order for shares to be purchased at that day’s price. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Monthly Investment	You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Fund will draft your checking account on the same day each month in the amount you authorize via ACH.

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Shareholder Information

You can also add shares to your Fund account by using the convenient options described below. The Fund reserve s the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Monthly Investments

Automatic Monthly Investments are processed through an ACH whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account.

Dividends and Distributions and Directed Dividend Option

Unless you have selected otherwise, dividends and distributions are reinvested in additional Fund shares at NAV. You should maintain the minimum balance in the Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time in writing or by telephone at least five days prior to the record date of the distribution . By selecting the appropriate box in the account application, you can elect to receive your Fund distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in the Fund or in another eligible RBC Fund without a sales charge.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV , and to reinvest all subsequent distributions.

Selling Shares

RBC Institutional Class 1 and RBC Institutional Class 2

If selling RBC Institutional Class 1 or RBC Institutional Class 2 shares of the Fund through your brokerage account, financial advisor or other financial institution, ask your investment representative for redemption procedures. Your investment representative may have transaction minimums and/or transaction times or other restrictions or limitations that will affect your redemption. For other sales transactions of Fund shares, follow the instructions below.

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

You may withdraw from your account at any time. Certain redemptions will however require a signature guarantee. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

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Shareholder Information

A signature guarantee from either a Medallion program member or a non-medallion program member is required to redeem shares in the following situations:

●	If you are requesting a change in ownership on your account;

●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

●	If a change of address was received by the transfer agent within the last 30 calendar days;

●	For all redemptions in excess of $50,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Please refer to “Additional Policies on Selling Shares (Redemptions)” below.

The Fund reserve s the right to amend its redemption policies. Shareholders will be notified of changes.

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Shareholder Information

Instructions for Selling Shares (Redemptions)
RBC Institutional Class 1 and RBC Institutional Class 2(1)

By Telephone	1-800-422-2766	The Fund will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. Redemption orders for the Fund must be received prior to 5:00 p.m. Eastern time for the trade to be processed with that day’s closing price.
By Mail	Regular Mail RBC Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Registered/Overnight Mail RBC Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

	1.	In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed.
	2.	Mail or courier the letter to the applicable address above.
	3.	The Fund do es not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

By Wire	Redemption proceeds may be wired to your pre-identified bank account. A $15 fee is deducted from your redemption proceeds for complete share redemptions. In the case of a partial redemption, the fee of $15 will be deducted from the remaining account balance. If your written request is received in good order before the Fund’s NAV calculation time, the Fund will normally wire the money on the same business day, and if the Fund receives your request after the Fund’s NAV calculation time, the Fund will normally wire the money on the next business day, except as described on the next page under “Additional Policies on Selling Shares (Redemptions)”. Contact your financial institution about the time of receipt and availability.
Systematic Redemption Plan	You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Fund will continue withdrawals until your shares are gone or until you or the Fund cancels the plan.

 (1)   Minimums, limits or fees stated below may be waived at the discretion of Fund management.

Withdrawal by Draft. Withdrawal by draft (check) is limited to open and collected account shares of the Fund (other than in accounts opened through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets). Draft amounts may range from $500 to $100,000.

26

Shareholder Information

Additional Policies on Selling Shares (Redemptions). The Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) the SEC has by order permitted such suspension; or (b) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets.

In addition, the Fund may delay redemptions beyond the period set forth above upon the following events: (a) non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) closure of the NYSE other than for customary weekend and holiday closings or restriction of trading on the NYSE; (c) declaration by the SEC of an emergency or that trading be restricted; or (d) as part of a liquidation of the Fund, for any period during which the Fund has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

The Fund cannot accept requests that contain special conditions or effective dates. The Fund may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree.

If you request a redemption within 15 calendar days of purchase, the Fund will delay sending your proceeds until it has collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 calendar days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Redemption in Kind. The Fund reserve s the right to make payment in securities rather than cash, known as “redemption in kind,” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for

27

Shareholder Information

the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Size

RBC Institutional Class 1 and RBC Institutional Class 2. For RBC Institutional Class 1 and RBC Institutional Class 2 shares, you must maintain a minimum account value equal to the current minimum initial investment, which is $10 million for RBC Institutional Class 1 shares and $1 million for RBC Institutional Class 2 shares.

RBC Select Class, RBC Reserve Class and RBC Investor Class. On an annual basis, RBC Wealth Management maintains the right to review a client’s total household assets and twelve-month trailing commissions and fees to determine if the client is still eligible for its current share class. If you experience a reduction in (a) your total household assets or (b) your commissions and fees in your account at RBC Wealth Management, and you are no longer eligible for your current share class, your shares may be converted to the lowest expense ratio share class for which you are eligible. If this is the case, you will receive a 30 day advance written notice and will have the opportunity to increase your assets at RBC Wealth Management in order to maintain your current share class. If you are unable to increase your assets, your shares will be converted into the eligible higher expense ratio share class.

28

Shareholder Information

Exchanging Your RBC Institutional Class 1 Shares

If exchanging your RBC Institutional Class 1 shares of the Fund through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to exchange RBC Institutional Class 1 shares of the Fund and he or she will take care of the necessary documentation. To open a new Fund account through an exchange from an existing RBC Fund account, please refer to “Instructions for Opening an Account” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the RBC Funds, you may exchange existing RBC Institutional Class 1 shares of the Fund into another eligible share class of an RBC Fund or from another eligible share class of an RBC Fund into RBC Institutional Class 1 shares of the Fund.

By Telephone	1-800-422-2766	You may make exchanges between an eligible account and an eligible share class of an RBC Fund account by telephone, provided that your account is authorized for telephone exchanges.
By Mail	Regular Mail	Registered/Overnight Mail
	RBC Funds	RBC Funds
	c/o U.S. Bancorp Fund	c/o U.S. Bancorp Fund
	Services, LLC	Services, LLC
	P.O. Box 701	615 East Michigan Street, 3rd Floor
	Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

1. In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the RBC Fund from which the amount is being sold, and the name of the RBC Fund into which the amount is being purchased.

2. Mail or courier the letter to the applicable address above.

3. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Monthly Exchanges	You may authorize monthly exchanges ($100 minimum) from your Fund account into another eligible share class of an RBC Fund or from another eligible share class of an RBC Fund into your Fund account. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

29

Shareholder Information

No Exchange Privilege
RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class

RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of the Fund are not eligible to be exchanged for shares of other RBC Funds offered in separate prospectuses . The Fund reserve s the right to reject any exchange for any reason.

Additional Policies on Exchanges

You must meet the minimum investment and eligibility requirement s of the Class/Fund you are exchanging into. The names and registrations on the two accounts must be identical. You should review the prospectus of the Fund being purchased. Call 1-800-422-2766 for a free copy. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

Additional Shareholder Services

Telephone Services. Telephone trades must be received by the applicable deadline for submitting orders (see “Pricing of Fund Shares”). During periods of increased market activity, you may have difficulty reaching the Fund by telephone or may encounter higher than usual call waits. If this happens, contact the Fund by mail or allow sufficient time to place your telephone transaction. The Fund may refuse a telephone request, including a request to redeem shares of the Fund. The Fund will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, neither the Fund nor any persons or entity that provides services to the Fund will be liable for any losses due to unauthorized or fraudulent instructions. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Fund reserve s the right to limit the frequency or the amount of telephone redemption requests. Once a telephone transaction has been placed, it cannot be cancelled or modified.

Shareholder Mailings – RBC Institutional Class 1 and RBC Institutional Class 2. To help lower operating costs, the Fund attempt s to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Fund may send only one prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. This practice is known as “householding.” Shareholders may opt out of this single mailing at any time by calling either their financial advisor or the RBC Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

30

Shareholder Information

Market Timing and Excessive Trading

Market timing may interfere with the management of the Fund’s portfolio and result in increased costs. The RBC Funds do not accommodate market timers. Because the Board of Trustees recognizes that money market funds are often utilized for cash management purposes, the Board of Trustees has not adopted policies and procedures that impose specific limitations on short term trades for the Fund.

Restriction and Rejection of Purchase or Exchange Orders. The Fund, the distributor, or its agents reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by proper payment. The Fund reserves the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC.

Disclosure of Portfolio Holdings

A description of the Fund ’ s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund ’ s SAI. The Fund make s certain portfolio holdings information available on its website, which is accessed by using the Fund ’ s link at www.rbcgam.us. Within approximately five business days of each Friday, the Fund posts complete portfolio holdings information. As required by Rule 2a-7, the Fund posts complete portfolio holdings information as of the last business day of the preceding month (or any subsequent calendar day of such month) on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months.

Shareholder Servicing Fees
RBC Institutional Class 1

RBC Institutional Class 1 shares of the Fund pay an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of the Fund that is used to compensate financial intermediaries or the distributor for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

31

Shareholder Information

Shareholder Account and Distribution Services (12b-1) Fees
RBC Institutional Class 2, RBC Select Class,
RBC Reserve Class, and RBC Investor Class

The Fund has adopted a Shareholder Account and Distribution Services Plan (the “12b-1 Plan”) to pay distribution and service fees for the sale of its shares and services provided to shareholders. Under the 12b-1 Plan, the Fund compensates the distributor or others for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because these fees are paid from Fund assets on an on-going basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

RBC Institutional Class 2 shares of the Fund pay an annual 12b-1 fee of 0.15% of the average daily net assets attributable to RBC Institutional Class 2 shares of the Fund, all of which may be designated as a “service fee.”

RBC Select Class shares of the Fund pay an annual 12b-1 fee of 0.80% of the average daily net assets attributable to RBC Select Class shares of the Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee.”

RBC Reserve Class shares of the Fund pay an annual 12b-1 fee of 0.90% of the average daily net assets attributable to RBC Reserve Class shares of the Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee.”

RBC Investor Class shares of the Fund pay an annual 12b-1 fee of 1.00% of the average daily net assets attributable to RBC Investor Class shares of the Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee.”

Dividends, Distributions and Taxes

Dividends and Distributions. The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually. Dividends will also be paid at any time during the month upon total redemption of shares in an account. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements. Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund make s every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions after you receive your tax statement, the Fund will send you a corrected Form 1099.

32

Shareholder Information

Tax Considerations. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Because the Fund is a money market fund, it do es not anticipate realizing any long-term capital gains.

None of the Fund ’ s income dividends will be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of another RBC Fund is the same as a sale. Because the Fund expect s to maintain a stable NAV per share, investors generally should not realize a taxable gain or loss on the sale or redemption of Fund shares.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions also may be subject to state, local and foreign taxes.

Non-U.S. Shareholders. Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30%on amounts treated as ordinary dividends from the Fund. If the Fund elects to report certain distributions of U.S. source interest income and capital gains as eligible for an exemption, such distributions may be paid to foreign shareholders free of withholding tax, as discussed in more detail in the SAI.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

33

Shareholder Information

Organizational Structure

RBC Funds Trust, formerly known as Tamarack Funds Trust, was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Fund is vested in the Board of Trustees. RBC Institutional Class 1 shares of the Fund were previously a separate series of Great Hall® Investment Funds, Inc. and were reorganized as a separate series of RBC Funds Trust effective April 16, 2004. Unless otherwise noted, information contained in this Prospectus regarding Fund fees and expenses prior to April 16, 2004 relates to the predecessor funds. RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class were added to the Fund on November 21, 2008.

34

Financial Highlights

The following tables are intended to help you understand the financial performance of RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of the Fund for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. This information has been audited by PricewaterhouseCoopers LLP, whose Report of Independent Public Accounting Firm, along with the Fund’s financial statements, is included in the Fund ’ s annual report, which is available at www.rbcgam.us or by calling 1-800-422-2766. The financial highlights of the Fund for the periods ended September 30, 2015 and prior were audited by another independent registered public accounting firm.

U.S. Government Money Market Fund

	Investment Activities				Distributions

	Net Asset Value, Beginning of Year	Net Investment Income	Net Realized/ Unrealized Gain/(Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Year
RBC Institutional Class 1
Year Ended September 30, 2016	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

RBC Institutional Class 2
Year Ended September 30, 2016	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

RBC Investor Class
Year Ended September 30, 2016	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

RBC Reserve Class
Year Ended September 30, 2016	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

RBC Select Class
Year Ended September 30, 2016	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2015	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a) Per share net investment income has been calculated using the average daily shares method.

(b) Less than $0.01 or $(0.01) per share.

35

Financial Highlights

U.S. Government Money Market Fund (cont.)

		Ratios/Supplemental Data
	Total Return(c)	Net Assets, End of Year (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Year Ended September 30, 2016	0.20%	$2,074	0.17%	0.23%	0.18%
Year Ended September 30, 2015	0.01%	921	0.11%	0.01%	0.17%
Year Ended September 30, 2014	0.01%	1,173	0.09%	0.01%	0.17%
Year Ended September 30, 2013	0.01%	1,231	0.13%	0.01%	0.17%
Year Ended September 30, 2012	0.01%	1,046	0.16%	0.01%	0.17%

RBC Institutional Class 2
Year Ended September 30, 2016	0.12%	$663	0.26%	0.14%	0.28%
Year Ended September 30, 2015	0.01%	329	0.11%	0.01%	0.27%
Year Ended September 30, 2014	0.01%	299	0.09%	0.01%	0.27%
Year Ended September 30, 2013	0.01%	497	0.12%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	213	0.16%	0.01%	0.27%

RBC Investor Class
Year Ended September 30, 2016	0.01%	$728	0.36%	0.01%	1.12%
Year Ended September 30, 2015	0.01%	705	0.12%	0.01%	1.12%
Year Ended September 30, 2014	0.01%	672	0.09%	0.01%	1.12%
Year Ended September 30, 2013	0.01%	795	0.13%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	857	0.16%	0.01%	1.12%

RBC Reserve Class
Year Ended September 30, 2016	0.01%	$3,682	0.37%	0.01%	1.02%
Year Ended September 30, 2015	0.01%	2,705	0.12%	0.01%	1.02%
Year Ended September 30, 2014	0.01%	2,140	0.09%	0.01%	1.02%
Year Ended September 30, 2013	0.01%	2,288	0.13%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	1,896	0.16%	0.01%	1.02%

RBC Select Class
Year Ended September 30, 2016	0.01%	$2,325	0.38%	0.01%	0.92%
Year Ended September 30, 2015	0.01%	1,666	0.12%	0.01%	0.92%
Year Ended September 30, 2014	0.01%	1,354	0.09%	0.01%	0.92%
Year Ended September 30, 2013	0.01%	1,313	0.13%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,309	0.16%	0.01%	0.92%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(c)	Assumes investment at net asset value at the beginning of the period , reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period .

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38

Privacy Policy

RBC Funds

Notice of Privacy Policy & Practices

The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the RBC Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•  Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•  Account History, including information about the transactions and balances in a customer’s accounts; and

•  Correspondence, written, telephonic or electronic between a customer and the RBC Funds or service providers to the RBC Funds.

Disclosure of Customer Information

We may disclose all of the information described above to certain third parties who are not affiliated with the RBC Funds under one or more of these circumstances:

•  As Authorized — if you request or authorize the disclosure of the information.

•  As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•  Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports

We require service providers to the RBC Funds:

•  To maintain policies and procedures designed to assure only appropriate access to, and use of information about  customers of, the RBC Funds;

•  To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;

•  To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation	The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Fund’s transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

39

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund ’ s Reports to shareholders contain additional information on the Fund ’ s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund ’ s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fund ’ s SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund, or contacting the Fund at:

RBC Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Telephone: 1-800-422-2766

You may also visit the Fund ’ s website at www.rbcgam.us for a free copy of the Fund ’ s Prospectus, SAI or Reports.

For More Information Call:

Institutional/Direct Investors: 800-422-2766

Retail RBC Wealth Management Investors: 866-763-3728

RBC Correspondent Services and RBC Advisor Services: 612-607-8903

Information from the Securities and Exchange Commission:

You can review and obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For its hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475	US Govt PROSP 1 / 17

RBC FUNDS TRUST
50 SOUTH SIXTH STREET, SUITE 2350
MINNEAPOLIS, MINNESOTA 55402

GENERAL AND ACCOUNT INFORMATION
(800) 422-2766

STATEMENT OF ADDITIONAL INFORMATION
January 9 , 201 7

U.S. GOVERNMENT MONEY MARKET FUND

Share Class:	Ticker:
RBC Institutional Class 1:	TUGXX
RBC Institutional Class 2:	TIMXX
RBC Select Class:	TUSXX
RBC Reserve Class:	TURXX
RBC Investor Class:	TUIXX

This Statement of Additional Information (“SAI”) describes the U.S. Government Money Market Fund (the “Fund”) of RBC Funds Trust (the “Trust”) advised by RBC Global Asset Management (U.S.) Inc. (the “Advisor”).

The Fund has a distinct investment objective and policies. Shares of the Fund are sold to the public by Quasar Distributors, LLC (the “Distributor”) as investment vehicles for individuals, institutions, corporations and fiduciaries, including customers of the Advisor or its affiliates. RBC Select Class, RBC Reserve Class, and RBC Investor Class shares of the Fund are available only to brokerage and advisory clients of RBC Capital Markets, LLC (“RBC Capital Markets”), clients of introducing brokers that clear transactions through RBC Correspondent Services, an affiliate of RBC Capital Markets, and clients of RBC Advisor Services as cash sweep options. Employees of RBC Capital Markets and its affiliates are eligible for the RBC Select Class shares as a cash sweep option.

The Trust is offering an indefinite number of shares of each class of shares offered by the Fund. See “Additional Purchase and Redemption Information” and “Other Information — Capitalization” below.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Fund dated January 9, 201 7 (the “Prospectus”). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The financial statements and related reports of the independent registered public accounting firm in the Fund ’ s Annual Report for its most recent fiscal year are incorporated by reference into this SAI. Copies of the Annual and Semi-Annual Reports and the Prospectus are available without charge, and may be obtained by writing or calling the Fund at the address or telephone number printed above, or on the Fund ’ s website at www.rbcgam.us.

INVESTMENT POLICIES

The investment objective and principal investment strategies of the Fund are set forth in the Prospectus. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of the Fund is a fundamental policy of the Fund and may not be changed without the approval of the Fund’s shareholders.

Rule 2a-7 Standards. The Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes strict portfolio quality, maturity, diversification and liquidity standards on money market funds. RBC Funds Trust’s Board of Trustees (the “Board of Trustees”) has adopted guidelines designed to ensure compliance with Rule 2a-7 by the Fund, and the Board oversees the day-to-day determinations by the Advisor that the Fund is in compliance with Rule 2a-7. In certain respects, as described below, the Fund is managed in accordance with standards that are stricter than those required by Rule 2a-7.

Money Market Reform. In July 2014 and September 2015, the Securities and Exchange Commission (“SEC”) amended certain regulations that govern money market funds registered under the 1940 Act (“Rule 2a-7 Amendments”) to adopt several reforms, all of which became effective by October 14, 2016. First, the Rule 2a-7 Amendments allow (or, in certain circumstances, require) a money market fund to impose liquidity fees, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period, when a fund’s liquidity levels fall below certain thresholds. Second, the Rule 2a-7 Amendments require “institutional” money market funds that do not qualify as “retail” or “government” money market funds (as defined in the Rule 2a-7 Amendments) to transact fund shares based on a market-based NAV (i.e., these funds will be required to float their NAVs). Retail and government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost method of valuation, and government money market funds are also exempted from the requirements that permit money market funds to impose liquidity fees and/or redemption gates. Additionally, the Rule 2a-7 Amendments impose new disclosure and reporting requirements as well as enhanced portfolio quality and diversification requirements. The degree to which a money market fund is impacted by the Rule 2a-7 Amendments will depend upon the type of fund (institutional, retail or government). The Fund intends to operate as a government money market fund under the Rule 2a-7 Amendments.

Credit Quality. The Fund may invest exclusively in U.S. dollar-denominated investments that present minimal credit risk and are within Rule 2a-7’s definition of “Eligible Securities.” Eligible Securities include securities that the Advisor determines to present minimal credit risk based on the analysis of certain factors as required by regulation.

Maturity. Each investment by the Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the date of investment. In addition, the Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less.

Diversification. Immediately after the purchase of any security by the Fund (other than a U.S. Government security), the Fund may not have invested more than 5% of its total assets in securities issued by the issuer, except for certain temporary investments. I mmediately after the Fund acquires a security subject to a guarantee (other than a guarantee that is a U.S. Government security), not more than 10% of the Fund’s total assets may be invested in securities either issued or guaranteed by the guarantor.

Liquidity. The Fund may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities, as defined under Rule 2a-7. The Fund is required to invest at least 10% of its total assets (measured at the time of acquisition) in “daily liquid assets.” The Fund is required to invest at least 30% of its total assets (measured at the time of acquisition) in “weekly liquid assets.” “Daily liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities. “Weekly liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, U.S. Government agency/instrumentality discount notes without payment of interest with remaining maturities of 60 days or less, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days and amounts receivable and unconditionally due within five business days on pending sales of portfolio securities.

Securities purchased by the Fund mature within 397 days from the date of purchase or carry variable or floating rates that are adjusted at least every 397 days and have demand features and other characteristics that under applicable law and interpretations of law permit the securities to be treated as if they mature in 397 days or less from the date of purchase.

DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

COMMERCIAL PAPER. The term commercial paper generally refers to short-term unsecured promissory notes. Commercial paper may be issued by both foreign and domestic entities, which may include bank holding companies, corporations, special purpose corporations, financial institutions, and at times, government agencies and financial instrumentalities. Investments in commercial paper may be in the form of discounted securities, be issued at par, and be variable rate demand notes and variable rate master demand notes, all with stated or anticipated maturities within 397 days. Commercial paper may be issued as taxable or tax-exempt securities. All commercial paper purchased by the Fund must meet minimum rating criteria for the Fund.

COUNTERPARTIES. The Fund is subject to the risk of the failure of any markets in which its positions trade, of its clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

CYBERSECURITY. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches by the Fund’s A dvis o r, and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invest s , have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”) , impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invest s . Moreover, there is a risk that the cyber-attacks will not be detected. The Fund and its shareholders could be negatively impacted as a result.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase when-issued securities and enter into agreements to purchase securities for a fixed price at a future date beyond customary settlement time if the Fund maintains a segregated or earmarked account in accordance with procedures approved by the Trust that are intended to address potential leveraging issues, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing forward commitments and securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although the Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund’s assets. Although the Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses upon such sales.

Obligations purchased on a when-issued basis or held in the Fund ’ s portfolios are subject to changes in market value based not only upon the public’s perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates. Therefore, if to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased obligations on a “when-issued” basis, there will be a greater possibility that the market value of the Fund’s assets will vary from $1.00 per share. However, the Fund does not believe that under normal circumstances its NAV or income will be affected by its purchase of obligations on a when-issued basis.

When payment is made for when-issued securities, the Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s obligation). Sale of securities to meet these obligations would involve a greater potential for the realization of capital gains, which could cause the Fund to realize income not exempt from federal income taxation.

“To Be Announced” contracts or “TBA contracts” are forward contracts for the future purchase of “to be announced” debt obligations of the three U.S. G overnment-sponsored agencies that issue or guarantee mortgage-backed securities. These bilateral contracts have two distinguishing features. First, the mortgage-backed securities to be bought or sold are not specified when the parties enter into the agreement. The parties agree on six general parameters of the debt obligations to be transferred: date, issuing agency, interest rate, maturity date, total face amount of the obligation and price. Then, immediately prior to the time of performance, the seller will specify how many and which securities will be used to satisfy the contract. Second, these contracts contemplate delayed delivery.

Forward contracts, including TBA contracts, and delayed-delivery transactions are subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES. The Fund may invest up to 5% of its total assets in all forms of “illiquid” investments and may invest without limitation in “restricted” securities, including unregistered commercial paper, which the Advisor, pursuant to liquidity standards established by the Board of Trustees, has determined are liquid. An investment is generally deemed to be “illiquid” if it cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund is valuing the investment. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The continued viability of a market is dependent upon the willingness of market participants to purchase such securities. Securities that are liquid may become illiquid.

All money market funds are required to comply with SEC requirements with respect to liquidity of the funds’ investments. Specifically, taxable money market funds , including the Fund, are required to hold at least 10% of their total assets in “daily liquid assets” and all money market funds are required to hold at least 30% of their total assets in “weekly liquid assets.” Daily liquid assets include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities. Weekly liquid assets include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes without payment of interest with remaining maturities of 60 days or less, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days and amounts receivable and unconditionally due within five business days on pending sales of portfolio securities.

“Restricted securities” are securities which were originally sold in private placements and which have not been registered under the 1933 Act. These securities generally have been considered illiquid by the staff of the SEC, since the securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act, and certain types of commercial paper). Additionally, the Advisor believes that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4 (a) (2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if the securities are deemed by the Advisor to be liquid in accordance with liquidity guidelines established by the Board of Trustees. Investing in restricted securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

INVESTMENT COMPANIES. The Fund may purchase securities issued by other investment companies. The Fund will limit its investments in accordance with restrictions imposed by the 1940 Act so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund. These restrictions do not apply to investments by the Fund in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or other authority.

As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

MUNICIPAL BONDS AND NOTES. Municipal bonds are issued to obtain funds for various public purposes. They are generally classified as general obligation bonds or revenue bonds. General obligation bonds are issued by states or municipal subdivisions such as counties, cities, towns, school districts, and special districts. General obligation bonds are secured by the full faith, credit, and taxing power of the issuer. For municipal subdivisions this includes a pledge of ad valorem property taxes.

Revenue bonds are payable solely from a particular stream of revenues from a project, enterprise, loan program, or special tax. Such projects and enterprises include toll roads, water and sewer systems, electric systems, ports, airports, state universities, and community colleges. Lease revenue bonds and certificates of participation are secured by lease rental payments made by states or municipalities, often from their general revenues. Revenue bonds also include loans to not-for-profit entities such as private colleges, hospitals, and healthcare systems, which are secured solely by repayments by those entities. Industrial development and pollution control revenue bonds are secured by loans to corporations, which are solely responsible for repayment.

Notes are temporary borrowings by state and local governments, usually for periods of less than 13 months. Bond anticipation notes are used to temporarily finance capital projects and are expected to be repaid through the issuance of long-term bonds. Other types of notes are used to even out cash flows throughout the year. These include tax anticipation, revenue anticipation, and grant anticipation notes. Such notes are repaid from the collection of the various sources of revenues.

Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Although the interest on most municipal bonds and notes is exempt from federal income taxes, some are not eligible for this exemption. Some of these were issued for purposes which do not qualify for tax-exempt treatment. Others, known as Build America Bonds, were issued under a federal government program in 2009 and 2010. The federal government provides a partial interest subsidy to the issuer of these bonds. These payments are not considered to be a partial guarantee by the U.S. G overnment of these bonds.

Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by the Fund may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for the Fund ’ s portfolio. Upon the effectiveness of any legislation that materially affects the Fund ’ s ability to achieve its investment objectives, the Board of Trustees of the Trust will reevaluate the Fund ’ s investment objectives and submit to its shareholders for approval necessary changes in its objectives and policies.

MUNICIPAL VARIABLE RATE DEMAND OBLIGATIONS. Variable Rate Demand Obligations (VRDOs) are financial instruments whose yield is reset on a regular basis, usually daily or weekly. Rates are adjusted to bring them in line with the current level of interest rates and current market supply and demand dynamics. VRDOs also have a put feature whereby the investor may, at his option, return the instrument to the issuer or its agent at face value plus accrued interest. Such puts can usually be made either on a same-day basis or with one week notice. Although the underlying bond usually has a maturity that exceeds the 397 day maximum investment term of money market funds, the interest reset and put features of VRDOs are intended to provide the investor with many of the characteristics of short maturity securities. In many cases, interest and scheduled principal payments of VRDOs are guaranteed by a bank or insurance company under a letter of credit or insurance guarantee. Also, the ability of the issuer to repay the investor when the VRDOs are put back may be guaranteed under a letter of credit or liquidity agreement by a bank or other financial institution. In such cases the Fund may rely on the financial strength of the bank or financial institution for payment rather than on the issuer.

The absence of an active secondary market for certain variable rate obligations could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

OPERATIONAL PROCESSES. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events. The use of certain investment strategies that involve manual or additional processing increases these risks. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

In addition, the Fund may rely on various sources to calculate its NAV. Therefore, the Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

REPURCHASE AGREEMENTS. The Fund may invest in securities subject to repurchase agreements with approved banks or broker-dealers. Such agreements may be considered to be loans by the Fund for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. These agreements permit the Fund to earn income for periods as short as overnight. For purposes of the 1940 Act, repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized at all times and the collateral will be marked-to-market daily. The Fund will enter into repurchase agreements only with brokers, dealers or banks that meet the Advisor’s credit guidelines, including the Federal Reserve Bank of New York. As a non-fundamental policy, the Fund will not invest more than 5% of its total assets in repurchase agreements maturing in more than seven days and other illiquid investments. The Advisor will monitor collateral composition and the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. Collateral composition may vary for repurchase agreements. All repurchase agreement counterparties will be approved consistent with the Advisor’s policies and procedures. In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Fund relinquishes may decline below the price the Fund must pay when the transaction closes. All reverse repurchase agreement counterparties will be approved consistent with the Advisor’s policies and procedures. Engaging in reverse repurchase transactions may increase fluctuations in the market value of the Fund’s assets or yield. These transactions may be treated as borrowing by the Fund and may be deemed to create leverage, in that the Fund may reinvest the cash it receives in additional securities. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Fund’s outstanding shares. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Obligations”). Government Obligations are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds. U.S. Treasury bills, notes and bonds are backed by the full faith and credit of the U.S. Treasury.

U.S. Government agency and instrumentality obligations are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies are supported by the full faith and credit of the U.S. Treasury, such as mortgage-backed certificates issued by the Government National Mortgage Association (“Ginnie Mae”). Others, such as obligations of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits. Other Government Obligations, such as obligations of the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corp. (“Freddie Mac”) and Tennessee Valley Authority are backed by the credit of the agency or instrumentality issuing the obligation, and in certain circumstances, also supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still other Government Obligations, such as obligations of the Federal Farm Credit Banks, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Government repurchase agreements can be collateralized with securities issued by a U.S. Government agency.

In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government Obligations themselves or the NAV of any Fund’s shares.

On September 6, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced.

On September 7, 2008, the U.S. Treasury announced steps taken by it in connection with the conservatorship. Among other things, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“SPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury has become the holder of a new class of senior preferred stock of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. Under these SPAs, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24,

2009, the U.S. Treasury further amended the SPAs to allow the cap on U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPA to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put Fannie Mae and Freddie Mac in a better position to service their debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired – Fannie Mae’s bailout is capped at $125 billion and Freddie Mac has a limit of $149 billion.

The future status and role of Fannie Mae and Freddie Mac could be impacted by (among other things) the actions taken and restrictions placed on Fannie Mae and Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s and Freddie Mac’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Fannie Mae and Freddie Mac, and the future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Fannie Mae and Freddie Mac, including any such mortgage-backed securities held by the Fund. Congress has recently considered proposals to reduce the U.S. Government’s role in the mortgage market and to wind down or restructure the operations of both Fannie Mae and Freddie Mac. Should the federal government adopt any such proposal, the value of the Fund’s investments in securities issued by Fannie Mae or Freddie Mac would be impacted.

Any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of the Fund and, except as otherwise indicated, may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, as defined in the 1940 Act, means the lesser of (1) 67% of shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of the Fund.

(1)	The Fund has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.

Additionally, the Fund ha s the following fundamental investment restrictions and will not:

(2)	borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(3)	issue any class of senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(4)	engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under applicable laws in connection with the disposition of portfolio securities.

(5)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest, deal or otherwise engage in transactions in real estate or interests therein.

(6)	make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(7)	concentrate its investments in the securities of issuers primarily engaged in the same industry, as that term is used in the 1940 Act and as interpreted or modified from time to time by a regulatory authority having jurisdiction, except that this restriction will not apply to the Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(8)	purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

Supplemental (Non-Fundamental) Clarification of Certain Fundamental Investment Policies/Restrictions

For fundamental policy number 1:

The Fund intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.

For fundamental investment restriction number 7:

Where a municipal obligation is backed only by the assets and revenues of a non-government user, such user is deemed to be the issuer and is subject to industry concentration limit.

Public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities.

For purposes of fundamental investment policies regarding industry concentration, the Fund’s adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if the Fund’s adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Fund’s adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Non-Fundamental Investment Restrictions. The Fund i s also subject to restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval. These non-fundamental policies/restrictions are described below.

The Fund may not:

1.	pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings.

2.	invest more than 5% of its assets in all forms of illiquid securities, as set forth in this SAI under “Description of Other Securities and Investment Practices - Illiquid Investments and Restricted Securities.”

The Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 of the 1940 Act whereby, under normal circumstances, at least 80% of its assets must be invested in U.S. Government Securities (defined above) and in repurchase agreements secured by them. Assets, for purposes of Rule 35d-1, is defined as net assets plus the amount of any borrowings for investment purposes. The Fund does not intend to borrow for investment purposes. However, under normal market conditions, the Advisor will attempt to keep substantially all of the Fund’s assets invested in these instruments. The Fund has also adopted a policy to provide shareholders with at least 60 days’ notice in the event of a planned change in its 80% policy. Any such notice to shareholders will meet the requirements of Rule 35d-1(c) of the 1940 Act.

For purposes of the 80% policy above, the Fund may “look through” a repurchase agreement to the collateral underlying the agreement and apply the repurchase agreement toward the 80% investment requirement based on the type of securities comprising its collateral.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases

Neither the Fund nor the entities that provide services to it (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a signature guarantee when required, lack of proper signatures on a redemption request or a missing social security or tax ID number. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Shares of the Fund may be purchased directly from the Fund without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the NAV per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from the Fund ’ s transfer agent or your financial consultant at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Fund in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. The Fund reserve s the right in its sole discretion to redeem shares involuntarily or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserve s the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Fund who hold shares through other financial intermediaries.

The Fund reserve s the right to refuse to accept orders for shares unless accompanied by payment, but may choose not to refuse the order if indemnified against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserve s the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted from placing further orders.

Sales (Redemptions)

The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Fund intends to pay redemption proceeds promptly. If your request for redemption is received in good order before the Fund’s NAV calculation time, the Fund will normally make payment to you in satisfaction thereof on the same business day, and if the Fund receives your request after the Fund’s NAV calculation time, the Fund will normally make payment to you in satisfaction thereof on the next business day, except as described below under “Additional Purchase and Redemption Information—Sales (Redemptions).” In case of emergencies or other unusual circumstances, the Fund may suspend redemptions or postpone payment for more than one business day, as permitted by law. The Fund must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Fund may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. You can avoid this delay by purchasing shares with a federal fund wire. The Telephone/Fund Web Site Redemption Service may only be used for non-certificated shares held in an open account. The Fund may pay such redemption by wire or check at the Fund ’ s option and reserve s the right to refuse a telephone or fund website redemption request. The Fund may reduce or waive the charge for wiring redemption proceeds in connection with certain accounts. This fee is currently $15, but is subject to change without prior notice.

Due to the high cost of maintaining smaller accounts, the Fund has retained the authority to close shareholder accounts whose value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action. An account may be closed if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund’s intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

In the unlikely event that (a) the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or (b) the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees or (c) the Fund’s Board of Trustees, including a majority of trustees who are not interested persons of the Fund as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board of Trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board of Trustees has the authority to suspend redemptions of Fund shares.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Pricing of Fund Shares” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

The Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) the SEC has by order permitted such suspension; or (b) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets. The Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust’s responsibilities under the 1940 Act.

The Fund may delay redemptions beyond the period set forth in the Prospectus upon the following events: (a) non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) closure of the NYSE other than for customary weekend and holiday closings or restriction of trading on the NYSE; (c) declaration by the SEC of an emergency or that trading be restricted; or (d) as part of a necessary liquidation of the Fund, for any period during which the Fund has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

As a result of amendments to the rules under the 1940 Act that govern the operations of the Fund as a money market fund, the Fund could in the future (subject to Board approval and prior notice to shareholders) impose liquidity fees on all redemptions and permit the Fund to limit (or gate) redemptions for up to 10 business days in any 90-day period.

Shares

Classes of the Fund are sold on a continuous basis by the Fund ’ s Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Fund offer s five classes of shares - RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class. Eligibility for each share class of the Fund is described in the Prospectus.

EXCHANGE OF FUND SHARES

As described in the Prospectus, the Fund offer s convenient ways to exchange RBC Institutional Class 1 shares of the Fund for shares of any class of RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund or RBC Small Cap Value Fund (each, an “RBC Equity Fund”); RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC BlueBay Diversified Credit Fund, or RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (each, an “RBC BlueBay Fund”); RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund or RBC International Opportunities Fund (each, an “RBC Global Equity Fund”); RBC Short Duration Fixed Income Fund or RBC Ultra-Short Fixed Income Fund (each, an “RBC Fixed Income Fund ” ), and Access Capital Community Investment Fund . Shares of an RBC Equity Fund, RBC BlueBay Fund or an RBC Global Equity Fund exchanged within 30 days of purchase generally will be subject to a redemption fee of 2.00% of the value of the shares exchanged. Class R6 shares of the RBC SMID Cap Growth Fund, RBC Small Cap Core Fund, RBC Small Cap Value Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Diversified Credit Fund, RBC Emerging Markets Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund are not subject to the redemption fee. The Fund also reserve s the right to limit exchanges.

RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of the Fund are not eligible to be exchanged for shares of other RBC Funds.

The Funds reserve the right to reject any exchange for any reason. Y ou must meet the minimum investment and eligibility requirement s of the Fund you are exchanging into and the names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. Before engaging in an exchange transaction, a shareholder should obtain and read carefully the prospectus describing the RBC Fund into which the exchange will occur.

The Trust may terminate or amend the terms of the exchange privilege as to any RBC Fund at any time upon 60 days’ notice to shareholders.

MANAGEMENT

TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust and is responsible for protecting the interests of shareholders. The Board of Trustees is composed of experienced business persons who meet throughout the year to establish the Fund ’ s policies and oversee the management of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Fund ’ s performance.

The Role of the Board

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board of Trustees. Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the custodian and the transfer agent. The Board of Trustees has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting back to the Board. The Board of Trustees has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters. From time to time, one or more members of the Board of Trustees may meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board of Trustees and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

Board Structure and Leadership

The Board of Trustees has five standing committees: an Audit Committee, a Nominating Committee, a Corporate Governance Committee, a Valuation, Portfolio Management and Performance Committee, and a Compliance Committee. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Funds. The Board is composed of eight trustees, and seven of the eight Trustees are not “interested persons” of the Trust as that term is defined by the 1940 Act (the “Independent Trustees”). The Board believes that the number of Trustees is adequate for the number of Funds overseen by the Board and the current size of the Board is conducive to Board interaction, debate and dialogue which results in an effective decision making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Chairman of the Board is an Independent Trustee. The Chairman participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Funds between meetings. In developing its current structure, the Board of Trustees recognized the importance of having a significant majority of Independent Trustees. The Board of Trustees believes that its current leadership structure, including the composition of the Board and its Committees, is an appropriate means to provide effective oversight on behalf of shareholders.

As needed between regular meetings, the Board of Trustees or a specific committee receives and reviews reports relating to the Trust and engages in discussions with appropriate parties relating to the Fund ’ s operations and related risks.

The Audit Committee of the Trust is currently composed of the following Independent Trustees: Messrs. Garner, Rybolt, Taylor and Seward. The Audit Committee acts as a liaison between the Fund ’ s independent auditors and the Board of Trustees. As set forth in its charter, the Audit Committee has the responsibility, among other things, to (1) approve the appointment of the independent auditors and recommend the selection of the independent auditors to the Board of Trustees for ratification by the Independent Trustees; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Fund ’ s accounting system and the effectiveness of the internal accounting controls of the Fund and its service providers. For the fiscal year ended September 30, 2016 , the Audit Committee met three times.

The Nominating Committee of the Trust is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. In the event of vacancies on, or increases in the size of, the Board, the Nominating Committee is responsible for evaluating the qualifications of and nominating all persons for appointment or election as Trustees of the Trust. Candidates may be identified by the Nominating Committee, management of the Trust or Trust shareholders. The Nominating Committee may utilize third-party services to help identify and evaluate candidates. In addition, the Nominating Committee identifies individuals qualified to serve as Independent Trustees of the Trust and recommends its nominees for consideration by the full Board. For non-Independent Trustees (management candidates), the Nominating Committee will look to the President of the Trust to produce background and other reference materials necessary for the Nominating Committee to consider non-Independent Trustee candidates. The Nominating Committee does consider Independent Trustee candidates recommended by shareholders of the Trust. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Trust, should be submitted to the Secretary of the Trust or any member of the Committee in writing at the address of the Trust. The Nominating Committee will evaluate shareholder candidates using the same criteria applied to other Independent Trustee candidates along with additional requirements as listed in the Nominating Committee charter. For the fiscal year ended September 30, 2016 , the Nominating Committee did not meet.

The Corporate Governance Committee of the Trust is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. The Board of Trustees has developed a set of Principles of Corporate Governance (“Governance Principles”) to guide the Board and the Corporate Governance Committee in considering governance issues. The Corporate Governance Committee is responsible for reviewing the Governance Principles periodically and, if deemed appropriate, recommending changes to the Board of Trustees. The Board of Trustees will then consider whether to approve the changes. The Corporate Governance Committee is also responsible for evaluating the performance of the Board of Trustees and the Trust in light of the Governance Principles, considering whether improvements or changes are warranted, and making recommendations for any necessary or appropriate changes. The Committee also coordinates the annual Board Self-Assessment required by the SEC governance rules, the annual review of Trustee independence, and an annual review of independent legal counsel for the Independent Trustees relating to independence and general performance. The Governance Principles include a commitment to ongoing Trustee education, and the Corporate Governance Committee oversees the process of identifying educational topics, and facilitating quarterly Board education sessions covering industry, regulatory and governance issues relevant to the Funds. For the fiscal year ended September 30, 2016 , the Corporate Governance Committee met three times.

The Valuation, Portfolio Management and Performance Committee of the Trust (the “Valuation Committee”) is currently composed of Ms. Bode and Messrs. MacDonald and Seward. As set forth in its charter, the primary duties of the Trust’s Valuation Committee are: (1) to review the actions of the Trust’s Pricing Committee and to ratify or revise such actions; (2) to review and recommend for Board approval pricing agents to be used to price Fund portfolio securities; (3) to recommend changes to the Trust’s Pricing and Valuation Procedures, as necessary or appropriate; (4) to obtain from the Fund ’ s portfolio managers information sufficient to permit the Valuation Committee to evaluate the Fund ’ s performance, use or proposed use of benchmarks and any additional indexes, and compliance with their investment objectives and policies; (5) to obtain from the Fund ’ s investment advisor information sufficient to permit the committee to evaluate the quality of the advisor’s exercise of brokerage discretion when buying and selling portfolio securities for the Fund; (6) to investigate matters brought to its attention within the scope of its duties; (7) to assure that all its actions are recorded in minutes of its meetings and maintained with the Fund ’ s records; and (8) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Valuation Committee may deem necessary or appropriate. For the fiscal year ended September 30, 2016 , the Valuation Committee met four times.

The Compliance Committee of the Trust is currently composed of the following Independent Trustees: Messrs. Garner, and James. As set forth in its charter, the Compliance Committee’s primary duties and responsibilities include: developing and maintaining a strong compliance program by providing a forum for the Independent Trustees to consider compliance matters; assisting the Board in its oversight pursuant to Rule 38a-1 under the 1940 Act; formulating action to be taken with respect to the Trust’s compliance program or the Trust’s key service providers’ programs, or related matters; and participating in industry forums and/or reviews on regulatory issues as appropriate. For the fiscal year ended September 30, 2016 , the Compliance Committee met four times.

Risk Oversight

As part of its oversight of the management and operations of the Trust, the Board of Trustees also has a risk oversight role, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the Funds; (ii) reviewing compliance reports and approving certain compliance policies and procedures of the Funds and their service providers; (iii) working with management to consider key risk areas and to seek assurances that adequate resources are available and appropriate plans are in place to address risks; (iv) meeting with service providers, including Fund auditors, to review Fund activities; (v) meeting with the Chief Compliance Officer and other officers of the Trust and its service providers to receive information about compliance, and risk assessment and management matters; and (vi) meeting regularly with independent legal counsel. The Board of Trustees has emphasized to the Advisor the importance of maintaining rigorous risk management programs at the Advisor and other service providers. The Board of Trustees recognizes that not all risks which may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary for the Fund to bear certain risks (such as disclosed investment-related risks) to achieve the Fund ’ s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and other factors, the oversight of risk management by the Board of Trustees is subject to practical limitations. Nonetheless, the Board of Trustees expects Trust service providers to implement rigorous risk management programs.

Trustee Attributes

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Board of Trustees has established a Nominating Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing Board members. In addition to a demonstrated record of academic, business and/or professional accomplishment, all of the Trustees have served on the Board of Trustees for a number of years. In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders. The Corporate Governance Committee annually directs a Board “self-assessment” process wherein the effectiveness of the Board, the Board’s Committees, and individual Trustees is reviewed. In its most recent self-assessment, the Board concluded that the Board has a favorable mix of skills and experience; balanced and meaningful contributions by Board members, and good chemistry, working relationships and mutual respect among Board members.

In addition to the general Trustee Attributes described above, Mr. Seward has extensive board, executive and institutional investor experience from roles with public and private companies and is a Chartered Financial Analyst (CFA) charter holder; Mr. Taylor has financial, accounting and audit experience within the financial services industry as a result of his career as a partner of a major accounting firm; Ms. Bode has business experience as a healthcare industry consultant, real estate developer and as a political consultant; Mr. Garner has executive and public sector experience gained in connection with his role as president and CEO of a metropolitan community foundation and as a college president; Mr. James, as the president of a non-profit organization focused on corporate governance and ethical business cultures, is a national expert and college professor focused on business ethics and has experience as a senior corporate executive as well as public company board experience; Mr. MacDonald has over 35 years of experience in investment management and asset manager evaluation earned during his career with a major charitable foundation, and also serves in a variety of not-for profit board and advisory capacities (including board investment committees); Mr. Rybolt has financial and accounting experience, as well as experience as a consultant and executive recruiter; and Ms. Gorman is a seasoned financial services executive with experience overseeing compliance for investment management businesses. The foregoing discussion and the Trustees and officers tables below are included in this SAI pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof. Additional information about Trustee Attributes is contained in the table below.

The age, address and principal occupations for the past five years and additional information relevant to his or her professional background of each Trustee and executive officer of the Trust are listed below. No Trustee serves as a director or trustee of another mutual fund.

INDEPENDENT TRUSTEES

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years

Lucy Hancock Bode (65)	Trustee since January 2004	Healthcare consultant (self-employed) (1986 to present)	21	BioSignia (2006 to 2010); Franklin Street Partners (2014 to present) -

Leslie H. Garner Jr. (66)	Trustee since January 2004	President and Chief Executive Officer, The Greater Cedar Rapids Community Foundation (2010 to present); President, Cornell College (1994 to 2010)	21	None

Ronald James (66)	Trustee since January 2004	President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)	21	Best Buy Co. Inc. (2004 to 2013); Bremer Financial Corporation (2004 to present)

John A. MacDonald (6 8 )	Trustee since January 2004	Vice President and Treasurer, Hall Family Foundation (1988 to present)	21	None

H. David Rybolt (7 4 )	Trustee since January 2004	Consultant , HDR Associates ( management consulting) (1985 to present)	21	None

James R. Seward (64)	Chairman of the Board and Trustee since January 2004	Private investor (2000 to present); CFA (1987 to present)	21	Brookdale Senior Living Inc. (2008 to May 2015 ); Sooner Holdings (formerly Syntroleum Corp.) (1988 to present )

William B. Taylor (7 1 )	Trustee since September 2005	Consultant (2003 to present); previously Partner, Ernst & Young LLP (1982 to 2003)	21	National Association of Corporate Directors – Heartland Chapter (2013 to present); William Henry Insurance, LLC (2005 to present); Balance Innovations LLC (2014 to present); Kansas City Symphony (1995 to present)

INTERESTED TRUSTEE

Kathleen A. Gorman (3) (5 2 )	Trustee since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012)	21	None

(1)	The mailing address for each Trustee is 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.

(2)	All Trustees must retire on or before December 31 of the year in which they reach the age of 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.

(3)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

Executive Officers

Name, Age And Address(1)	Position, Term Of Office(2) And Length Of Time Served With The Trust	Principal Occupation(s) During Past 5 Years

Kathleen A. Gorman (5 2 )	President and Chief Executive Officer since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012) ; Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006 to 2009)

Christina M. Weber (4 8 )	Chief Compliance Officer since December 2012 and Assistant Secretary since March 2013	Chief Compliance Officer, RBC Funds (2012 to present); Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006 to 2012)

Kathleen A. Hegna (4 9 )	Chief Financial Officer and Principal Accounting Officer since May 2009 and Treasurer since March 2014	Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC Global Asset Management (U.S.) Inc. (2009 to present)

Jay Jackson (39)	Chief Legal Officer and Secretary since December 2015	Associate General Counsel, RBC Global Asset Management (U.S.), Inc. (2011 to present); Associate, K&L Gates (2008 to 2010)

(1)	Except as otherwise noted, the address of each officer is 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.

(2)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.

The table below shows the aggregate dollar range of each Trustee’s holdings in the Fund and the RBC Funds as of December 31, 2016 .

	Dollar Range of Shares in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Independent Trustees

Lucy Hancock Bode	None	$50,001 - $100,000
Leslie H. Garner Jr.	None	Over $100,000
Ronald James	None	$50,001 - $100,000
John A. MacDonald	None	$50,001 - $100,000
H. David Rybolt	None	Over $100,000
James R. Seward	None	Over $100,000
William B. Taylor	None	Over $100,000

Interested Trustee

Kathleen A. Gorman	None	Over $100,000

Independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) receive from the Trust an annual retainer of $ 49 ,000. The annual retainer was previously $ 46 , 000 and was increased to $ 49 ,000 effective October 1, 2016 . The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,000 for each in-person Board of Trustees meeting attended. The quarterly meeting fee was previously $ 6 , 000 and was increased to $6, 500 effective on October 1, 2016 . Each Independent Trustee also receives a meeting fee of $1,500 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended. Independent Trustees are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are directors, officers or employees of the Advisor, either Co-Administrator or Distributor do not receive compensation from the Trust. The table below sets forth the compensation received by each Trustee from the Trust during the Trust’s fiscal year ended September 30, 2016 .

	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex* Paid to Trustee

Independent Trustees

T. Geron Bell **	$ 86,500	None	None	$ 86,500
Lucy Hancock Bode	85,000	None	None	85,000
Leslie H. Garner, Jr.	87,500	None	None	87,500
Ronald James	86,000	None	None	86,000
John A. MacDonald	80,000	None	None	80,000
H. David Rybolt	85,000	None	None	85,000
James R. Seward	89,000	None	None	89,000
William B. Taylor	83,000	None	None	83,000

Interested Trustee

Kathleen A. Gorman	None	None	None	None

*	The Fund Complex consists of the Trust, which currently offers 2 1 portfolios.

**	Mr. Bell retired on December 14, 2016 pursuant to the Board’s retirement policy.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2016, the table below shows the persons who owned of record or beneficially 5% or more of the indicated class of shares of the Fund. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the fund. “Control” is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a fund. Any person owning more than 25% of the voting securities of a fund may be deemed to have effective voting control over the operation of that fund, which would diminish the voting rights of other shareholders. Additionally, as of December 31, 2016, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each class of the Fund.

U.S. GOVERNMENT MONEY MARKET FUND

RBC Institutional Class 1

Name & Address	%

HARE & CO 2	23.65%
EAST SYRACUSE, NY

JPMS PROCESSING *	10.34%
FBO FACEBOOK INC
BROOKLYN, NY

JPMORGAN CHASE BANK *	8.82%
TR FOR THE STATE OF CALIFORNIA SAVINGS PLUS PROGRAM
BROOKLYN, NY

CERIDIAN CLIENTS FUND TRUST *	8.28%
SOUTH DAKOTA TRUST COMPANY LLC TR
BLOOMINGTON, MN

JPMORGAN SECURITIES LLC *	6.71%
JPMS PROCESSING
BROOKLYN, NY

AT&T INC *	5.05%
DALLAS, TX

RBC Institutional Class 2

Name & Address	%
RBC CAPITAL MARKETS CORP *	99.83%
SPECIAL CUSTODY ACCOUNT
FOR EXCLUSIVE BENEFIT OF CUSTOMERS
MINNEAPOLIS, MN

RBC Select Class

Name & Address	%
RBC CAPITAL MARKETS CORP *	100.00%
SPECIAL CUSTODY ACCOUNT
FOR EXCLUSIVE BENEFIT OF CUSTOMERS
MINNEAPOLIS, MN

RBC Reserve Class

Name & Address	%
RBC CAPITAL MARKETS CORP *	100.00%
SPECIAL CUSTODY ACCOUNT
FOR EXCLUSIVE BENEFIT OF CUSTOMERS
MINNEAPOLIS, MN

RBC Investor Class

Name & Address	%
RBC CAPITAL MARKETS CORP *	100.00%
SPECIAL CUSTODY ACCOUNT
FOR EXCLUSIVE BENEFIT OF CUSTOMERS
MINNEAPOLIS, MN

* Record owner who may not beneficially own shares.

INVESTMENT ADVISOR

The Advisor, located at 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402, serves as investment advisor to the Fund. The Advisor is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 16 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 36 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly offered mutual funds since 1986. Under the Investment Advisory Agreement, the Advisor manages the day-to-day investment of assets of the Fund in accordance with the policies and procedures established by the Trust. As of September 30, 2016 , the Advisor’s investment team managed approximately $ 39.7 billion in assets for corporations, public and private pension plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, registered mutual funds, private investment funds, trust programs, foreign funds such as UCITS funds, individuals (including high net worth individuals), wrap sponsors and other U.S. and international institutions.

For its services to the Fund, the Advisor receives from the Fund a fee, paid monthly, at an annual rate of 0.10% of the Fund’s average daily net assets. Each class of shares of the Fund pays its respective pro rata portion of the total advisory fees payable by the Fund.

Under the terms of the Investment Advisory Agreement for the Fund between the Trust and the Advisor, the investment advisory services provided to the Fund by the Advisor are not exclusive. The Advisor is free to, and does, render investment advisory services to others.

The Investment Advisory Agreement will remain in effect for one year and will continue thereafter for the Fund only as long as such continuance is approved at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

The Investment Advisory Agreement may be terminated with respect to the Fund at any time without payment of any penalty, by a vote of a majority of the outstanding securities of the Fund (as defined in the 1940 Act) or by a vote of a majority of the Board of Trustees on 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. The Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Advisor and RBC Capital Markets have contractually agreed to waive fees and/or reimburse expenses under the Expense Limitation Agreement in order to maintain the net annual fund operating expenses for the Fund at the levels and on the terms set forth in the prospectus through January 31, 2018 .

For the fiscal years ended September 30, 2014 , 2015 and 2016 , the amounts of the gross advisory fees earned by the Advisor and the amounts of the reduction in fees and reimbursement of expenses by the Advisor as a result of the expense limitations, were as follows:

	Fiscal Year ended September 30, 2016		Fiscal Year ended September 30, 2015		Fiscal Year ended September 30, 2014
	Contractual Advisory Fees (gross)	Advisory Fees Waived and/or Expenses Reimbursed by Advisor	Contractual Advisory Fees (gross)	Advisory Fees Waived and/or Expenses Reimbursed by Advisor	Contractual Advisory Fees (gross)	Advisory Fees Waived and/or Expenses Reimbursed by Advisor
U.S. Government Money Market Fund	$8,490,518	$0	$5,917,611	$801,603	$6,016,402	$2,340,415

PROXY VOTING POLICIES

The Fund is the beneficial owner of its portfolio securities, and therefore, the Board of Trustees, acting on the Fund ’ s behalf, is responsible for voting proxies. The Advisor has been delegated the authority by the Board of Trustees to vote proxies with respect to the investments held by the Fund.

The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust’s shareholders, and has accordingly adopted proxy voting policies and procedures on behalf of the Fund. The Trust’s Proxy Voting Policies and Procedures are included as Appendix B to this SAI.

The Board fulfills its oversight responsibilities in a number of ways, including, but not limited to, review and approval of the Trust’s Proxy Voting Policies and Procedures, annual review of the adequacy and effectiveness of implementation of the Trust’s Proxy Voting Policies and Procedures in connection with the Rule 38a-1 annual report and annual review and adoption of the Proxy Voting Guidelines.

The Board, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of the Fund’s shareholders, has approved and adopted the custom proxy voting guidelines of the Advisor. The Advisor reviews and updates these guidelines on an ongoing basis as corporate governance best practices evolve. While proxies will generally be voted in accordance with the guidelines, there may be circumstances where the Advisor believes it is in the best interests of the Fund ’ s shareholders to vote differently than as contemplated by the guidelines, or to withhold a vote or abstain from voting. If a portfolio manager or other personnel of the Advisor would like to recommend that a particular proxy be voted in a manner different from the guidelines, such request shall be reviewed by the Advisor’s Chief Investment Officer or his or her delegate .

Institutional Shareholder Services Inc. (“ISS”) has been engaged by the Advisor and Trust for proxy research and voting services. The Advisor has satisfied itself that ISS has implemented adequate policies and procedures, including information barriers, to reasonably guard against and to resolve any conflicts of interest which may arise in connection with its provision of research analyses, vote recommendations, and proxy voting services. Representatives of the Advisor’s Proxy Committee conduct an annual review of ISS’s policies regarding the management of ISS conflicts of interest and present the results of such review to the Proxy Committee.

The Advisor has no affiliation or material business, professional or other relationship with ISS.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Fund at 1-800-422-2766.

DISTRIBUTION OF FUND SHARES

Quasar Distributors, LLC located at 615 East Michigan Street, Milwaukee, WI 53202, is the principal underwriter for shares of the Fund. The Distributor serves pursuant to a Distribution Agreement, which specifies the obligations of the Distributor with respect to offers and sales of Fund shares. The Distribution Agreement provides, among other things, that the Distributor may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Fund’s shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

ADDITIONAL PAYMENTS

The Advisor may make additional payments, out of its own resources and at no additional cost to the Fund or its shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions, including affiliates of the Advisor (“Intermediaries”), in connection with the provision of administrative services, the distribution of the Fund ’ s shares, and/or the reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Fund ’ s shares). No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination.

Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. The Advisor also may make inter-company payments out of its own resources, and at no additional cost to the Fund or shareholders, to RBC Capital Markets, LLC in recognition of administrative and distribution-related services provided by RBC Capital Markets, LLC to shareholders. In addition, certain Intermediaries may receive fees from the Fund for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. Financial consultants and other registered representatives of Intermediaries may receive compensation payments from their firms in connection with the distribution or servicing of Fund shares.

SHAREHOLDER ACCOUNT AND DISTRIBUTION SERVICES PLAN
(RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class of the Fund)

The Trust has adopted a Shareholder Account and Distribution Services Plan (the “12b-1 Plan”) with respect to RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class of the Fund pursuant to Rule 12b-1 under the 1940 Act. Through the 12b-1 Plan, the Fund compensate s the Distributor and RBC Capital Markets, LLC for various shareholder account and distribution services for owners of Fund shares. The Distributor is compensated for its services to the Fund pursuant to a Distribution Agreement.

On May 20, 2008, the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan, adopted the 12b-1 Plan for RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares of the Fund and approved the Agreement. The 12b-1 Plan was approved by the Fund ’ s initial sole shareholder on November 21, 2008. Under the 12b-1 Plan, the Trust will compensate the Distributor for its efforts and expenses incurred in connection with the distribution and marketing of shares of the Fund directly and through its correspondents (such as RBC Capital Markets), and the servicing of shareholder accounts of its customers and those of its correspondents. Compensation payable by the Fund shall be at the following annual amounts: 0.15% for RBC Institutional Class 2 Shares, 0.80% for RBC Select Class, 0.90% for RBC Reserve Class, and 1.00% for RBC Investor Class. All of the 0.15% for RBC Institutional Class 2, and up to 0.25% of the annual 12b-1 fee for RBC Select, RBC Reserve, and RBC Investor Classes may be designated as a “service fee”. The 12b-1 fee is paid monthly on the basis of average daily net assets within ten business days following the end of the month covered by such payment.

Pursuant to a Shareholder Account and Distribution Services Agreement between the Distributor and RBC Capital Markets, the Distributor has agreed to compensate RBC Capital Markets for services that include the following: (i) the maintenance of separate records for each customer and individual account, which records shall reflect shares purchased and redeemed and share balances; (ii) the disbursement or crediting to individual accounts of customers of all proceeds of redemptions of Fund shares and all dividends and other distributions not reinvested in Fund shares; (iii) the preparation and transmittal to customers of periodic account statements showing the total number of shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by the customer during the period covered by the statement, and the dividends and other distributions paid to the customer during the statement period (whether paid in cash or reinvested in Fund shares); (iv) the preparation and proper transmittal of all required tax reporting to the Internal Revenue Service, state taxing authorities and the customers and the accounting for, reporting and submitting of withholding taxes, as required by applicable law, on all individual accounts; (v) the transmittal to customers of proxy materials, reports, and other information required to be sent to shareholders under applicable federal and state securities and other laws, and, upon request of the Trust, the transmittal to customers of material communications necessary and proper for receipt by all beneficial shareholders of the Fund; (vi) the transmittal to the Trust and its transfer agent each business day of the net purchase and redemption orders by and on behalf of the customers during such day; (vii) the transmittal to the Trust or its designee of such periodic reports or information as is necessary to enable the Trust to comply with state Blue Sky requirements; (viii) receiving, tabulating and transmitting to the Fund proxies executed with respect to meetings of shareholders of the Fund; (ix) answering inquiries regarding account status and history, the manner in which purchases and redemptions of the shares may be effected, and other matters pertaining to the Fund; (x) assisting in designating and changing dividend options, account designations and addresses; (xi) assisting in responding to regulatory inquiries regarding the master accounts, individual accounts, customers and the Fund, (xii) arranging for the wiring of funds; (xiii) transmitting and receiving funds in connection with orders to purchase or redeem Shares; (xiv) verifying and guaranteeing signatures in connection with redemption orders, transfers among and changes in individual accounts; (xv) performing additional dividend disbursing and shareholder account services with respect to the master accounts, the individual accounts and the customers as the Trust shall reasonably request from time to time; and (xvi) acting as the Trust’s agent in administering the share class eligibility feature under the Fund ’ s Multi-Class Plan Pursuant to Rule 18f-3.

The 12b-1 Plan is a “compensation-type plan,” which provides for the payment of a specific fee without regard to the expenses incurred by the Distributor. If the distribution fee exceeds the Distributor’s expenses, the Distributor will realize a profit from this plan. The Fund is not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed to the Distributor.

Both the 12b-1 Plan and the Agreement provide that each shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no financial interest in the operation of the 12b-1 Plan or Agreement, vote annually to continue the 12b-1 Plan and the Agreement. The 12b-1 Plan and the Agreement may be terminated without penalty upon at least 60 days’ notice by the Distributor or the Advisor, or by the Trust by vote of a majority of the Independent Trustees. The 12b-1 Plan may be terminated by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the applicable Fund or Class. With respect to any Fund and Class for which the Plan is not terminated, the Plan will continue in effect.

For the fiscal year ended September 30, 2016 , 12b-1 fees paid by RBC Institutional Class 2, RBC Select, RBC Reserve, and RBC Investor Class shares of the Fund are shown below. These fees were paid to the RBC Wealth Management division of RBC Capital Markets.

Fund	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
U.S. Government Money Market Fund	$693,020.28	$5,544,710.64	$9,158,632.09	$1,748,738.73

SHAREHOLDER SERVICING PLAN (RBC Institutional Class 1 of the Fund)

The Shareholder Servicing Plan for RBC Institutional Class 1 shares is used to compensate certain service organizations, including affiliates of the Fund ’ s Advisor, for providing services to shareholders and maintaining shareholder accounts. The Shareholder Servicing Plan provides that payments up to 0.05% may be made on behalf of the RBC Institutional Class 1 shares. For the fiscal year ended September 30, 2016 , total payments made pursuant to the Plan are noted below:

Fund	RBC Institutional Class 1
U.S. Government Money Market Fund	$663,857.33

ADMINISTRATIVE SERVICES

The Advisor serves as Co-Administrator to the Fund and provides certain administrative services necessary for the operation of the Fund, including among other things, (i) providing office space, equipment and facilities for maintaining the Fund ’ s organization, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi-annual reports to Fund shareholders, and (iii) supervising and managing all aspects of the operation of the Fund including supervising the relations with, and monitoring the performance of, the Fund ’ s Distributor, custodian, independent accountants, legal counsel and other service providers. In addition, the Advisor furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund ’ s officers, employees and Trustees affiliated with the Advisor. The Advisor does not receive a separate fee for administrative services provided to the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as Co-Administrator to the Fund and provides facilities, equipment and personnel to carry out certain administrative services related to the Fund. BNY Mellon also serves as the fund accounting agent for the Fund and provides certain accounting services such as computation of the Fund ’ s NAV and maintenance of the Fund ’ s books and financial records. Under the Administration and Accounting Services Agreement, BNY Mellon receives a fee for its services payable by the Fund based on the Fund ’ s average net assets. For the fiscal years ended September 30, 2014 , 2015 and 2016 , BNY Mellon received the following fees for fund administration and accounting services:

Fund Administration and Accounting Fees
Fiscal Year Ended	U.S. Government Money Market Fund
September 30, 2016	$ 424,526
September 30, 2015	295,881
September 30, 2014	300,820

DETERMINATION OF NET ASSET VALUE

Pricing of Fund Shares

NAV Calculation Times

The per share NAV of the Fund is determined each day the NYSE is open for trading and the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”). The Fund’s share price is its NAV per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. The Fund seeks to maintain a stable NAV of $1.00 per share.

The Fund’s NAV is calculated once daily at 5:00 p.m. Eastern Time. T he deadline for submitting purchase and redemption orders to the Fund ’ s transfer agent in order to receive the current day’s NAV is 5:00 p.m. Eastern Time.

When Orders are Priced

A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. For example, a purchase of shares of the Fund that is received in good order before 5 :00 p.m. Eastern time would be priced at the NAV calculated at 5 :00 p.m. Eastern time and would be eligible to receive dividends on that day.

Your order for redemption (sale) of shares is priced at the NAV next calculated after your order is received in good order by the Fund or its transfer agent, including any special documentation that may be required in certain circumstances (subject to the deadline above for the Fund). For example, a redemption order of shares of the Fund received in good order before 5 :00 p.m. Eastern time would be priced at the NAV calculated at 5 :00 p.m. Eastern time. A redemption order that is received after 5 :00 p.m. Eastern time would be priced at the NAV calculated the following business day.

You may purchase, redeem, or exchange shares of the Fund on any day when the NYSE is open and the primary trading markets for the Fund’s portfolio instruments are open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Fund are disrupted as well. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

The NAV per share for each class of shares of the Fund is determined on each Value Date. The NAV per share of each class of shares of the Fund is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Advisor and Co-Administrators, are accrued daily and taken into account for the purpose of determining the NAV.

Valuation of Portfolio Securities

The Fund value s its portfolio securities using the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates or other factors on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes to the prevailing interest rates.

The Fund will be valued periodically (at least weekly) to determine the extent of deviation, if any, of the current net asset value per share of the Fund using market values of the Fund’s securities from the Fund’s $1.00 amortized cost NAV . In determining the market value of any security, actual quotations or estimates of market value provided by an approved pricing service shall be used. If quotations or estimates of market value are not readily available from a pricing service or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, then securities may be valued at their fair value as determined in good faith under the Trust’s pricing and valuation procedures.

Fair valuation methodologies may also be used when a significant valuation event is determined to have occurred pursuant to the pricing and valuation procedures. Significant valuation events may include, but are not limited to, the following: (i) an event affecting the value of a security or other asset of the Fund that is traded on a foreign market occurs between the close of that market and the close of regular trading on the NYSE; (ii) an extraordinary event like a natural disaster or terrorist act occurs; (iii) a large market fluctuation occurs; or (iv) an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. “Fair value” shall be deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreements, the Advisor places orders for the purchase and sale of portfolio investments for the Fund ’ s accounts with brokers or dealers it selects in its discretion.

Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded other than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Fund, the Advisor or the Distributor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC or the transaction complies with requirements of certain SEC rules applicable to affiliated transactions.

Trade Allocation and Aggregation

Investment decisions for the Fund, and for the other investment advisory clients of the Advisor, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. At times, two or more clients may also simultaneously purchase or sell the same security. In these cases, the Advisor may combine or aggregate purchase or sale orders for more than one client including the Fund. Such aggregation may be able to reduce commission costs or market impact costs on a per-share and per-dollar basis. The decision to aggregate is only made after a determination that: the aggregation will not result in favoring any account over another; it does not systematically advantage or disadvantage any account; it does not receive any additional compensation or remuneration solely as the result of the aggregation; and each participating account will receive the average share price and will share pro rata in the transaction costs. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

The Advisor is committed to ensuring that client account orders are treated fairly and equitably over time. The Advisor recognizes that certain types of securities may be better suited for particular accounts given each account’s benchmarks and/or investment restrictions. In allocating orders to fixed income clients, the Advisor first determines that the securities are consistent with guidelines and a particular style of account. The Advisor then addresses specific account needs, which generally include, among other factors, a review of portfolio duration, sector allocation, security characteristics, cash positions and typical size of positions within the account.

In most instances, the portfolio manager prioritizes the allocation of a bond among accounts in order to meet the best “fit and need.” Factors considered in such prioritization include: specific needs, amount of cash available, state specific needs, amount of portfolio in similar types of credits, current maturity structure of portfolio, and whether the account was allocated bonds in recent purchases. As a result of this approach, not all eligible accounts will participate in every available opportunity. It is the Advisor’s policy to allocate various purchases over time in a manner that is fair to all clients and the Advisor monitor s these allocations to help ensure this occurs.

Trading Costs

Trading involves transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Fund may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Advisor with broker-dealers which, in the judgment of the Advisor , provide prompt and reliable execution at favorable security prices and reasonable commission rates.

The Advisor is obligated to exercise its fiduciary obligation to seek and obtain best execution of the Fund ’ s transactions under the circumstances of the particular transaction. The Advisor seeks to satisfy its best execution obligation by creating the conditions under which best execution is most likely to occur, i.e., by following policies and procedures designed to achieve it.

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board of Trustees, the Advisor is primarily responsible for portfolio decisions and the placing of portfolio transactions. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Broker-Dealer Selection

The Advisor’s objective for each transaction is to seek the broker most capable of providing the brokerage services necessary in obtaining the best execution, while taking into consideration factors such as: ability to minimize trading costs, level of trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality provided by broker-dealer, evaluations of execution quality, ability to prospect for and find liquidity, overall responsiveness, and willingness to commit capital. These considerations (and others as relevant) guide the selection of the appropriate venue (e.g., an ECN or alternative trading system, a traditional broker, or a crossing network, etc.) in which to place an order and the proper strategy with which to trade.

The Advisor may not consider sales of RBC Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the RBC Funds.

Consistent with achieving best execution, the Fund may participate in “commission recapture” programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund ’ s Board of Trustees, the Advisor is responsible for the selection of brokers or dealers with whom the Fund executes trades and for ensuring that the Fund receives best execution in connection with its portfolio brokerage transactions. Participation in a commission recapture program is not expected to have a material impact on either expenses or returns of those Funds utilizing the program.

By allocating transactions in this manner, the Advisor can supplement its own research and analysis with the views and information of securities firms and other research providers. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The advisory fees paid by the Fund are not reduced because the Advisor and their affiliates receive such services. T he Fund did not pay any brokerage commissions for the fiscal years ended 2014, 2015, or 2016 .

As of September 30, 2016 , the Fund held the following investments in securities of its regular broker-dealers:

Fund	Issuer	Aggregate Value of Issuer’s Securities Owned as of 9/30/1 6
U.S. Government Money Market Fund	BNP Paribas Securities Corp.	$150,000,000
	Citigroup Global	640,000,000
	Credit Agricole Corporate and Investment Bank	10,000,000
	Goldman Sachs & Co.	140,000,000
	Merrill Lynch , Pierce, Fenner, Smith	95,000,000
	National Australia Bank	760,000,000
	TD Securities (USA)	115,000,000
	Wells Fargo Securities	675,000,000

TAXATION

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation” section is based on the Internal Revenue Code ( the “Code”) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●	Distribution Requirement— The Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement— The Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●	Asset Diversification Test— The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Securities” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund may be permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertake s no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss, attributable to the portion of the taxable year after October 31, or if there is no net capital loss, any net long-term capital loss or any net short-term capital loss attributable to the portion of the taxable year after that date (“post-October losses”), and

(ii)	the sum of (a) specified losses incurred after October 31 of the current taxable year over specified gains incurred after October 31 of such taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year over other ordinary gains incurred after December 31 of such taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges, adjusted for certain ordinary losses) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income.

It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances (described below), the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

TAXATION OF FUND DISTRIBUTIONS. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. The Fund do es not expect to realize any long-term capital gains and losses.

Maintaining a $1 Share Price. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under-or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals. Because no portion of the Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders.

Dividends-Received Deduction for Corporations. Because no portion of the Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the dividends received deduction for corporate shareholders.

U.S. Government Securities. Income earned on certain U.S. G overnment obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. G overnment, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. G overnment obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income”, for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

SALES, EXCHANGES, AND REDEMPTIONS. Because shares in the Fund are offered and redeemed at a constant net asset value of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.

Shareholders may be permitted to adopt a simplified “NAV method” of accounting to account for any gain or loss with respect to their Fund shares. If a shareholder elects to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, such shareholder would determine gain or loss based on the change in the aggregate value of Fund shares during a computation period (such as a taxable year), reduced by net investment (i.e., purchases minus sales) in the Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss. Shareholders should consult with their tax advisors about the consequences of adopting the simplified “NAV method” of accounting in their particular circumstances.

Tax Basis Information. The Fund may be required to report to you and the IRS annually on Form 1099-B the cost basis of shares where the cost basis of the shares purchased after or acquired on or after January 1, 2012 is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable NAV , such as the Fund.

TAX TREATMENT OF PORTFOLIO SECURITIES. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Description of Securities and Investment Practices” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

BACKUP WITHHOLDING. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

●	provide your correct social security or taxpayer identification number,

●	certify that this number is correct,

●	certify that you are not subject to backup withholding, and

●	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

EFFECT OF FUTURE TAX LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

NON-U.S. SHAREHOLDERS. The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates).

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, or foreign corporation (“foreign shareholder”) depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Under an exemption recently made permanent by Congress , properly designated dividends received by a foreign shareholder are generally exempt from U.S. federal withholding tax when they (a) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, reduced by expenses that are allocable to such income), or (b) are paid in connection with the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on the circumstances, the Fund may designate all, some or none of the Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) may be ineligible for this potential exemption from withholding.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a 30% withholding tax on: (a) income dividends paid by the Fund, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the application of U.S. estate tax.

OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Certificate of Trust dated December 16, 2003 and currently consists of 21 separately managed portfolios, each of which offers one or more classes of shares. Prior to January 28, 2009, the Fund was known as the Tamarack U.S. Government Money Market Fund. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional portfolios or classes will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of the Fund or a class, each shareholder is entitled to receive his pro rata share of the net assets of the Fund or class.

VOTING RIGHTS

The Trust is an open-end investment management company and under its Agreement and Declaration of Trust, it is not required to hold annual meetings of the Fund’s shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, under applicable law, the Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

The Fund may vote separately on matters affecting only the Fund, and each class of shares of the Fund may vote separately on matters affecting only that class or affecting that class differently from other classes.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

OTHER SERVICE PROVIDERS

U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian of the Fund ’ s assets. U.S. Bank, N.A. is responsible for the safekeeping of the Fund ’ s assets and for providing related services.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202 serves as the transfer agent for the Trust.

BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, provides certain administrative and fund accounting services to the Fund pursuant to an Administration and Fund Accounting Services Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Trust for the fiscal year ending September 30, 2017. PwC will audit the Trust’s annual financial statements and provide services related to tax compliance and SEC filings. PwC’s address is 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402.

CODE OF ETHICS

The Trust, the Advisor, and the Distributor have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

It is the policy of the Trust to disclose nonpublic Fund portfolio holdings information only when there is a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. It is also the Trust’s policy that no compensation or other consideration may be received by the Trust, the Advisor or any other party in connection with such disclosures. The related procedures are reasonably designed to prevent the use of portfolio holdings information to trade against the Fund, or otherwise use the information in a way that would harm the Fund, and to prevent selected investors from having and using nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

The Trust makes portfolio holdings information publicly available in three different ways. Complete portfolio holdings information as of the second and fourth fiscal quarter-ends is available in the Fund ’ s semi-annual and annual reports, which are sent to shareholders and are contained in the Fund ’ s Form N-CSR filings. The filings are available at www.sec.gov. The Fund also file s Form N-Q which contains complete portfolio holdings as of the first and third fiscal quarter-ends and is similarly available on the SEC’s website. In addition, as further described below, the Fund make s certain portfolio securities information available on their website which is accessed by using the Fund ’ s link at www.rbcgam.us. Within approximately five business days of each Friday, the Fund posts complete portfolio holdings information. As required by R ule 2a-7, the Fund posts complete portfolio holdings information as of the last business day of the preceding month (or any subsequent calendar day of such month) on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months. In addition, the Fund files monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month within five business days of the end of each month which is public upon filing.

Once portfolio holdings information has been made public, it may be provided to any third party as of the next business day, including actual and prospective individual and institutional shareholders, intermediaries, and affiliates of the Advisor.

The Trust also provides Fund portfolio holdings information outside of the public disclosure described above. Such information is provided only where there is a legitimate business purpose for doing so and the recipient has a duty of confidentiality, including the duty to not trade on such information. Such duty may be based on the recipient’s status (e.g., a fiduciary), or on an agreement between the Trust (or its authorized representative) and the recipient.

Nonpublic holdings information may not be provided without the approval of the Trust’s President or her designate (the Trust’ s CFO or CCO). The President or her designate will approve such disclosure only after (1) concluding that disclosure is in the best interests of the Fund and its shareholders, including considering any conflicts of interest presented by such disclosure and (2) ensuring that the recipient has a duty by virtue of a confidentiality agreement, status, contract, or agreement to maintain the confidentiality of the information and not to trade on it.

The Trust has certain ongoing arrangements to provide nonpublic holdings information. No compensation or other consideration is received by the Trust, the Advisor or any other party in connection with such arrangements. The following list identifies the recipients of such information as of the date of this SAI. Unless otherwise stated, there may be no lag between the date of the information and the date on which the information is disclosed pursuant to these arrangements.

Advisor: Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Advisor employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Advisor’s Code of Ethics and the Trust’s Code of Ethics.

Advisor Affiliate RBC Global Asset Management Inc. “RBC GAM”: Nonpublic holdings information is made available to certain employees of RBC GAM. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to reporting and monitoring obligations of the RBC GAM Personal Trading Policy.

Trust Board of Trustees: Nonpublic holdings information and information derived therefrom may be provided on a quarterly or more frequent basis to the Board of Trustees, particularly in connection with quarterly Board meetings. Such individuals are prohibited from trading on the basis of Nonpublic Holdings Information and are subject to the reporting and monitoring obligations of the Trust’s Code of Ethics.

Trust Service Providers: The Trust’s custodian, transfer agents, co-administrators, distributor, financial printer, website provider and the like may receive nonpublic holdings information on a continuous or other periodic basis, provided that such organization has a duty to maintain the information in confidence, and not to trade on the basis of such information. For example, the Trust’s website provider receives complete Fund holdings on a monthly basis with a four-day delay.

The Trust’s outside counsel, independent trustees’ counsel and independent registered public accounting firm may receive nonpublic holdings information in connection with their services to the Trust, particularly with respect to quarterly Board meetings and the annual fund audits. Each of these is subject to pre-existing fiduciary duties or duties of confidentiality arising from established rules of professional responsibility and ethical conduct.

Fund Ranking and Ratings Organizations: Nonpublic holdings information may be provided to organizations that provide mutual fund rankings, ratings and/or analysis.

When Required by Applicable Law: Nonpublic holdings information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

On an annual basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees on the operation of these policies and procedures, including a list of all parties receiving material nonpublic portfolio holdings information. On a quarterly basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees regarding all approvals for disclosure of material nonpublic information during the previous period.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and financial statements and financial highlights of the Fund included in its most recent Annual Report dated September 30, 2016 , are incorporated herein by reference to such Annual Report. Copies of the Annual Report are available without charge upon request by writing to RBC Funds Trust, 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402, or telephoning (800) 422-2766 or on the Fund ’ s website at www.rbcgam.us.

The financial statements and financial highlights incorporated in this Statement of Additional Information by reference from the Annual Report for the Fund have been audited by PwC , an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial highlights have been so incorporated in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR THIS STATEMENT OF ADDITIONAL INFORMATION OR INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS SAI OR THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) GLOBAL LONG-TERM RATING SCALE:

Aaa –	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa –	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa –	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba –	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B –	Obligations rated B are considered speculative and are subject to high credit risk.

Caa –	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca –	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C –	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a ‘(hyb)’ indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

STANDARD & POOR’S FINANCIAL SERVICES LLC (“S&P”) LONG-TERM ISSUE CREDIT RATINGS:

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

– Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation and the promise S&P imputes; and ;

– Nature of and provisions of the financial obligation and the promise S&P imputes; and ;

Protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time of default.

C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES

MOODY’S SHORT-TERM OBLIGATION RATINGS:

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

MOODY’S DEMAND OBLIGATION RATINGS:

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or VMIG scale.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P MUNICIPAL SHORT-TERM NOTE RATINGS:

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

– Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

– Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note

Note rating symbols are as follows:

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY’S GLOBAL SHORT-TERM RATINGS:

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default .

Prime-1 (P-1) – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2 (P-2) – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3 (P-3) – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Not Prime - (NP) – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P SHORT-TERM ISSUE CREDIT RATINGS:

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH RATINGS LTD. (“FITCH”):

International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments.

The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility (T&C) risk).

Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. This risk is usually communicated for different countries by the Country Ceiling, which “caps” the foreign currency ratings of most, though not all, issuers within a given country.

Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a “foreign currency” rating (i.e. the rating is applicable for all convertible currencies of obligation).

AAA – Highest Credit Quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very High Credit Quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High Credit Quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good Credit Quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B – Highly Speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC – Substantial Credit Risk. Default is a real possibility.

CC – Very High Levels Of Credit Risk. Default of some kind appears probable.

C – Exceptionally High Levels Of Credit Risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

-	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

-	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

-	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD – Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

-	the selective payment default on a specific class or currency of debt;

-	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

-	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

-	execution of a distressed debt exchange on one or more material financial obligations.

D – Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

NATIONAL LONG-TERM CREDIT RATINGS

FITCH:

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance, Fitch’s National Short-Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g., ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

AAA(xxx) – ‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx) – ‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx) – ‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx) – ‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx) – ‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) – ‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, this rating may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx) – ‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx) – ‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx) – ‘C’ National Ratings denote that default is imminent.

RD(xxx) – Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx) – ‘D’ National Ratings denote an issuer or instrument that is currently in default.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1 – Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High Short-Term Default Risk. Default is a real possibility.

RD – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

NATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

F1(xxx) – Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx) – Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) – Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) – Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) – Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD(xxx): Restricted Default. – Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx) – Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO International Code Suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

APPENDIX B

Rbc Funds Trust

Proxy Voting Policies and Procedures

Introduction

As registered investment management companies, the RBC Funds (each a “Fund” and, collectively, the “Funds”) are required to (i) file proxy voting records with the SEC and make them available to shareholders, (ii) provide disclosure describing how proxies of portfolio securities held by the Funds are voted, and (iii) disclose in shareholder reports how individuals can access the Funds’ description of their policies and procedures.

Since each of the Funds of the RBC Funds Trust (the “Trust”) is the beneficial owner of its portfolio securities, the Funds’ Board of Trustees (“Board”), acting on the Funds’ behalf, is responsible for voting portfolio securities. As a practical matter, the Board has delegated this function to RBC Global Asset Management (U.S) Inc. (“RBC GAM (US) or the “Adviser”), the Funds’ Adviser and co-administrator, subject to the Board’s oversight.

All material amendments to these Procedures must either be approved in advance by the Board or ratified by the Board as determined by the RBC Funds Chief Compliance Officer (“CCO”) upon consultation with Counsel to the Independent Trustees. Non-material amendments to these Procedures may be made by the CCO and reported to the Board at the next scheduled in-person meeting.

Applicable Regulations

See Disclosure of Proxy Voting Policies and Procedures and Proxy Voting Records by Registered Investment Management Companies, SEC Release Nos. 33-8188, 34-47304, IC-25922, (January 31, 2003), as further described below.

1. Proxy Voting Record

Rule 30b1-4 of the Investment Company Act of 1940 requires that the Funds file complete proxy voting records on an annual basis on Form N-PX, which contains the complete proxy voting record for the twelve-month period ended June 30, by no later than August 31 of each year.

Pursuant to Form N-1A, the Funds are required to disclose in their Statement of Additional Information (“SAI”) and shareholder reports that proxy voting records are available to shareholders (i) without charge upon request by calling a specified toll-free (or collect) number or through the Funds’ website at a specified address and (ii) on the SEC’s website at http://www.sec.gov.

2. Disclosure of Proxy Voting Policies and Procedures

Pursuant to Form N-1A, the Funds are required to disclose in their SAI the policies and procedures that they use for voting proxies. The disclosure must include the policies the Funds use when there is a conflict of interest between shareholders and the Funds’ Adviser, Sub-Advisers, principal underwriter, or other affiliated person. The disclosure should also include general policies and procedures for voting on specific types of issues.

3. Disclosure Regarding Access to the Funds’ Description of Policies and Procedures

Pursuant to Form N-1A, the Funds are required to disclose in their shareholder reports how individuals can access the Funds’ description of the policies and procedures that they use to vote proxies (i) without charge upon request by calling a specified toll-free (or collect) number, (ii) on the Funds’ website at a specified address, if applicable and (iii) on the SEC’s website at http://www.sec.gov.

Policies

●	The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust’s shareholders, and has accordingly adopted these policies and procedures on behalf of each Fund.

●	Proxies of the Funds’ portfolio securities shall generally be voted in accordance with the Adviser’s custom proxy guidelines (the “Guidelines”). The Adviser reviews and updates the Guidelines on an ongoing basis as corporate governance best practices evolve. While proxies will generally be voted in accordance with the Guidelines, there may be circumstances where the Adviser believes it is in the best interests of the Funds’ shareholders to vote differently than as contemplated by the Guidelines, or to withhold a vote or abstain from voting.

●	Institutional Shareholder Services Inc. (“ISS”), owned by VISS Holdings, Inc., an affiliate of Vestar Capital Partners, has been engaged as the Adviser’s and Funds’ proxy research and voting service. The Adviser has satisfied itself that ISS has implemented adequate policies and procedures, including information barriers, to reasonably guard against and to resolve any conflicts of interest which may arise in connection with its provision of research analyses, vote recommendations, and proxy voting services. The Adviser has no affiliation or material business, professional or other relationship with ISS.

●	The Adviser has engaged RBC Global Asset Management Inc., (“RBC GAM Inc.”), an affiliate of the Adviser, to review proxy recommendations and votes entered by ISS on the Funds’ behalf to confirm adherence to the Guidelines.

Procedures

1.	Direction of Ballots to Proxy Voting Agent

The Funds’ custodians have been instructed to direct all ballots, meeting notices and other proxy materials to ISS for voting in accordance with the Guidelines. As new Funds under the Trust are established or additional custodial accounts opened for existing Funds, the Funds’ Treasurer and Chief Financial Officer shall complete all required documentation to ensure proxy ballots for such Funds and accounts are properly directed to ISS.

2.	Proxy Vote Overrides

If a portfolio manager or other personnel of the Adviser would like to recommend that a particular proxy be voted in a manner that is different from the Guidelines, such request must be submitted in writing to the Adviser’s Proxy Working Group (the “Working Group”) using the Adviser’s Proxy Override Request Form. The request shall be submitted to the Working Group, of which the Fund’s Treasurer and Chief Financial Officer is a member, and must be approved by the Adviser’s CIO. If a portfolio manager or other personnel of an affiliated Sub-Adviser would like to recommend that a particular proxy be voted in a manner that is different from the Guidelines, such request shall be submitted in writing to the Proxy Voting Committee of RBC GAM Inc. for review and approval, of which a representative of the Adviser is a member. All proxy vote override requests involving a security held by the Fund will be reviewed by the Adviser’s CIO or his delegate. The Fund’s Treasurer and Chief Financial Officer will also be notified of such proxy vote override requests. If approved, RBC GAM Inc. will instruct ISS to vote the proxy in accordance with the override request.

All proxy vote override requests, whether approved or declined, involving a security held by one or more of the Funds will be reported to the Governance Committee of the Board at its next regularly scheduled meeting.

3.	Oversight and Coordination of Form N-PX Filing

The Funds’ Treasurer and Chief Financial Officer shall oversee and coordinate the Form N-PX filing process, including the following:

●	Identification of respective Funds and Fund accounts held at each Custodian that report to the proxy voting agent and tabulator;

●	Maintenance of account groups and/or account identification used in the proxy voting process;

●	Review of interim reports, including a review of un-voted meetings and appropriate resolution to such meetings, as necessary;

●	Review of voting history for twelve-month reporting period; and

●	Review and approval of EDGARized Form N-PX filing and verification that filing was completed within required time frame.

For each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report, and with respect to which the Fund was entitled to vote, Form N-PX requires the following information:

●	The name of the issuer of the portfolio security

●	The exchange ticker symbol and CUSIP number for the portfolio security

●	The shareholder meeting date

●	A brief identification of the matter voted on

●	Whether the matter was proposed by the issuer or by a security holder

●	Whether and how the fund cast its vote on the matter

●	Whether the fund cast its vote for or against management

4.	Board Oversight

The Board fulfills its oversight responsibilities in a number of ways, including, but not limited to, the following:

●	Review and approval of the Funds’ Proxy Voting Policies and Procedures

●	Annual review and adoption of the Adviser’s Proxy Voting Guidelines

●	Review of reports provided to the Governance Committee of the Board and/or the Board by the Funds’ Treasurer and Chief Financial Officer

Escalation

Exceptions or violations related to these policies and procedures shall be escalated to the Funds’ Treasurer and Chief Financial Officer, the Funds’ President, and the Funds’ Chief Compliance Officer.

Reporting

The Funds’ Treasurer and Chief Financial Officer will present an annual summary to the Governance Committee of the Board related to proxy voting matters.

The Funds’ Treasurer and Chief Financial Officer will provide a summary to the Governance Committee of the Board of all instances in which the Adviser’s Proxy Working Group has received and considered requests to vote a proxy in a manner that is different than the Adviser’s Proxy Voting Guidelines.

As requested by the Board or the Governance Committee of the Board, other information related to proxy voting activities will be presented by the Funds’ Treasurer and Chief Financial Officer.

Recordkeeping

The Fund shall maintain and preserve for a period of not less than seven years (the first two years in an easily accessible place) a copy of these Procedures, as well as any documentation described in these Procedures.

Disclosures

1.	Form N-PX

The Funds file Form N-PX annually, which contains complete proxy voting records for the twelve-month period ended June 30, by no later than August 31 of each year.

2.	Statement of Additional Information

The Funds disclose in their SAIs the policies and procedures that they use with respect to voting proxies.

The Funds also disclose that voting records are available to shareholders either upon request or through the SEC website.

3.	Shareholder Reports

The Funds disclose in their shareholder reports that a description of the Funds’ proxy voting policies and procedures is available (i) without charge, upon request; (ii) on the Funds’ website; and (iii) on the SEC’s website.

The Funds also disclose that voting records are available to shareholders on the Funds’ website and on the SEC’s website.

Business Owner

RBC Funds Trust Treasurer and Chief Financial Officer

Related Policies and Procedures

●	Annual Registration Statement Update Procedures

Annual Review

An annual review of these Policies and Procedures to assess adequacy and effectiveness of implementation is conducted in conjunction with the Funds’ Rule 38a-1 annual report.

Approval Date

-	September 12, 2008

Material Revision Dates

-	February 22, 2010 (approved by the Board on March 23, 2010)

-	September 1, 2011 (approved by the Board on September 27, 2011)

-	June 9, 2015 (approved by the Board on June 18, 2015)

-	March 15, 2016 (approved by the Board on March 30, 2016)

Non-Material Revision Dates

-	August 19, 2009 (reported to the Board on September 2, 2009)

-	October 31, 2009 (reported to the Board on December 1, 2009)

-	June 11, 2012 (reported to the Board on June 26, 2012)

-	April 30, 2013 (reported to the Board on June 18, 2013)

-	March 12, 2015 (reported to the Board on March 31, 2015)

-	June 8, 2016 (reported to the Board on June 28, 2016)

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated December 16, 2003. (1)

	(2)	Instrument Memorializing Resolutions of the Board of Trustees. (3)

	(3)	Instrument Memorializing Resolutions of the Board of Trustees. (15)

	(4)	Instrument Memorializing Resolutions of the Board of Trustees. (20)

	(5)	Instrument Memorializing Resolution of the Board of Trustees. (24)

	(6)	Instrument Memorializing Resolution of the Board of Trustees. (26)

	(7)	Instrument Memorializing Resolution of the Board of Trustees. (29)

	(8)	Instrument Memorializing Resolution of the Board of Trustees. (33)

	(9)	Instrument Memorializing Resolution of the Board of Trustees. (34)

	(10)	Instrument Memorializing Resolution of the Board of Trustees. (37)

	(11)	Instrument Memorializing Resolution of the Board of Trustees. (41)

(b)	By-Laws, effective as of January 13, 2004. (2)

(c)	See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003. See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004.

(d)	(1)	Master Investment Advisory Contract dated April 16, 2004, Amended as of December 7, 2006, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund and Investment Advisory Contract Supplements dated April 16, 2004, Amended as of December 7, 2006, on behalf of each of Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund, Amended as of July 28, 2008, on behalf of the Access Capital Community Investment Fund. (12)

	(2)	Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of August 18, 2009 on behalf of the Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Access Capital Community Investment Fund. (14)

	(3)	Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of December 31, 2009 on behalf of the RBC Mid Cap Growth Fund, RBC Mid Cap Value Fund and Access Capital Community Investment Fund. (18)

(i) Amendment to Investment Advisory Agreement dated September 9, 2013 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the Access Capital Community Investment Fund. (25)

	(4)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund. (6)

(i) Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Enterprise Fund. (18)

	(5)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund. (6)

	(6)	Investment Advisory Agreement dated April 16, 2004, Amended and Restated as of November 14, 2011, between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund. (21)

	(7)	Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Global Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (18)

(i) Amendment to Investment Advisory Agreement dated November 27, 2012 between Registrant and RBC Global Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (23)

	(8)	Master Investment Advisory Agreement dated September 1, 2011 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Global Convertible Bond Fund. (20)

(i) Amendment to Investment Advisory Agreement dated October 31, 2012 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Absolute Return Fund. (23)

(ii) Amendment to Investment Advisory Agreement dated December 20, 2013 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC Emerging Markets Equity

Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

		(iii)	Amendment dated October 1, 2014 to Master Investment Advisory Agreement dated September 1, 2011, as supplemented by Amendments dated October 31, 2012 and December 20, 2013 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC Small Cap Value Fund, RBC BlueBay Total Return Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (32)

	(9)	Not applicable.

	(10)	Not applicable.

	(11)	Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

		(i)	Amendment dated October 23, 2014 to the Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (33)

	(12)	Not applicable.

	(13)	Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc., BlueBay Asset Management LLP and BlueBay Asset Management USA LLC with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund and RBC BlueBay Global High Yield Bond Fund. (25)

		(i)	Amendment dated October 1, 2014 to the Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc., BlueBay Asset Management LLP and BlueBay Asset Management USA LLC with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund. RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Total Return Credit Fund and RBC BlueBay Emerging Market Unconstrained Fixed Income Fund. (32)

(e)	(1)	Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC with respect to RBC Mid Cap Value Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, Access Capital Community Investment Fund, Prime Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Growth Fund and RBC Microcap Value Fund. (16)

		(i)	First Amendment dated July 1, 2011 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (20)

		(ii)	Second Amendment dated November 27, 2012 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (23)

		(iii)	Third Amendment dated December 20, 2013 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (26)

		(iv)	Fourth Amendment dated September 24, 2014 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (33)

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	(1)	Form of Custody Agreement dated January 1, 2010 between the Trust and U.S. Bank, N.A. (15)

		(i)	First Amendment dated December 20, 2013 to the Custody Agreement dated December 28, 2009. (26)

2

		(ii)	Second Amendment dated September 28, 2014 to the Custody Agreement dated December 28, 2009. (33)

	(2)	Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Schedule II dated December 20, 2013 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (26)

		(ii)	Amended and Restated Schedule II dated October 28, 2014 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (33)

	(3)	Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Annex I dated December 20, 2013 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (26)

		(ii)	Amended and Restated Annex I dated October 28, 2014 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (33)

(h)	Other Material Contracts.

	(1)	Amended and Restated Administrative Services Agreement dated as of September 1, 2011 with respect to Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund and RBC BlueBay Global Convertible Bond Fund. (23)

		(i)	Amendment dated November 27, 2012 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. (23)

		(ii)	Amendment dated December 20, 2013 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

		(iii)	Amendment dated October 23, 2014 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund, RBC Small Cap Value Fund, RBC BlueBay Total Return Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (33)

	(2)	Administrative Services Agreement dated April 16, 2004, Amended and Restated As of January 25, 2008, between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Value Fund, Tamarack Microcap Value Fund, Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Tamarack SMID Cap Growth Fund. (12)

		(i)	Amendment dated August 18, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (14)

		(ii)	Form of Second Amendment dated December 31, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (15)

		(iii)	Amendment dated September 27, 2010 to the Administrative Services Agreement dated April 16,

3

2004, as amended and supplemented. (18)

(3)	Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. (11)

(i) Amended and Restated Exhibit A dated December 20, 2013 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (26)

(ii) Amended and Restated Exhibit A dated October 28, 2014 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (33)

(iii) Money Market Fund Services Amendment dated March 21, 2016 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (40)

(4)	Shareholder Account Services Agreement dated April 7, 2005 between the Trust and RBC Dain Rauscher Inc. (6)

(i) Amendment to Shareholder Account Services Agreement dated November 21, 2008. (12)

(5)	Form of Shareholder Servicing Agreement effective November 21, 2008 between the Trust and servicing agent with respect to Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(6)	Shareholder Servicing Plan effective November 21, 2008 on behalf of RBC Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(7)	Amended and Restated Shareholder Servicing Plan dated September 23, 2014 on behalf of the RBC Enterprise Fund, RBC Small Cap Core Fund, RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC Mid Cap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC Blue Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund RBC BlueBay Total Return Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC Small Cap Value Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (32)

(8)	Amended and Restated Shareholder Account and Distribution Services Plan dated February 1, 2010 on behalf of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (24)

(9)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (41)

(i) Amendment dated November 27, 2013 to the Amended and Restated Expense Limitation Agreement for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (25)

(ii) Amendment dated August 3, 2015 to the Amended and Restated Expense Limitation Agreement for RBC Mid Cap Value Fund. (37)

(iii) Form of Amendment dated October 23, 2015 to the Amended and Restated Expense Limitation Agreement for Class A Shares of the RBC Mid Cap Value Fund. (37)

(iv) Amendment dated November 16, 2016 to the Amended and Restated Expense Limitation Agreement for Class R6 Shares of RBC SMID Cap Growth Fund and RBC Small Cap Core Fund. (41)

(10)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund with respect to RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class. (24)

(11)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund with respect to RBC Institutional Class 1. (24)

(12)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Access Capital Community Investment Fund. (24)

4

	(13)	Expense Limitation Agreement dated October 1, 2014 for RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC BlueBay Total Return Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC International Opportunities Fund, RBC Global Opportunities Fund and RBC Small Cap Value Fund. (41)

(i) Amendment dated August 3, 2015 to the Expense Limitation Agreement for RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC Emerging Markets Equity Fund. (37)

(ii) Amendment dated November 16, 2016 to the Expense Limitation Agreement for Class R6 Shares of RBC Emerging Markets Equity Fund, RBC Global Opportunities Fund, RBC International Opportunities Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Diversified Credit Fund, and RBC Small Cap Value Fund. (41)

	(14)	Form of Expense Limitation Agreement dated December 14, 2016 for RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC BlueBay Diversified Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC International Opportunities Fund, RBC Global Opportunities Fund, RBC Small Cap Value Fund, RBC SMID Cap Growth Fund, RBC MicroCap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Value Fund, and Access Capital Community Investment Fund. (43)

	(15)	Transfer Agency Services Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (21)

(i) First Amendment dated July 1, 2011 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (20)

(ii) Second Amendment dated November 27, 2012 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (23)

(iii) Third Amendment dated December 20, 2013 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (26)

(iv) Fourth Amendment dated September 24, 2014 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (33)

(i)	(1)	Legal opinion with respect to all Funds except RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund. (25)

	(2)	Legal opinion with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(3)	Legal opinion with respect to RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (28)

	(4)	Legal opinion with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund. (31)

	(5)	Legal opinion with respect to RBC Prime Money Market Fund, RBC U.S. Government Money Market Fund, and RBC Tax-Free Money Market Fund. (32)

	(6)	Legal opinion with respect to RBC Small Cap Value Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (33)

	(7)	Legal opinion with respect to RBC BlueBay Total Return Credit Fund and RBC BlueBay Emerging Market Unconstrained Fixed Income Fund. (34)

	(8)	Legal opinion with respect to RBC Equity Funds, Access Capital Community Investment Fund and RBC BlueBay Funds. (35)

	(9)	Legal opinion with respect to RBC Fixed Income Funds and RBC Global Equity Funds. (36)

	(10)	Legal opinion with respect to Class A Shares of the RBC Mid Cap Value Fund. (37)

	(11)	Legal opinion with respect to the RBC Money Market Funds. (38)

	(12)	Legal opinion with respect to RBC Equity Funds, Access Capital Community Investment Fund and RBC BlueBay Funds. (39)

5

	(13)	Legal opinion with respect to the RBC Fixed Income Funds and RBC Global Equity Funds. (40)

	(14)	Legal opinion with respect to Class R6 Shares of the RBC SMID Cap Growth Fund, RBC Small Cap Core Fund, and RBC Small Cap Value Fund. (41)

	(15)	Legal opinion with respect to Class R6 Shares of the RBC Emerging Markets Equity Fund, RBC Global Opportunities Fund, and RBC International Opportunities Fund. (42)

	(16)	Legal opinion with respect to Class R6 Shares of the RBC BlueBay Emerging Market Select Bond Fund and RBC BlueBay Diversified Credit Fund. (43)

	(17)	Legal opinion with respect to the U.S. Government Money Market Fund. (44)

(j)	Other Opinions.

	(1)	Power of Attorney for T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, H. David Rybolt, James R. Seward, William B. Taylor, and Kathleen A. Gorman dated September 25, 2012. (22)

	(2)	Consent of independent registered public accounting firm with respect to the U.S. Government Money Market Fund . (4 4 )

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable.

(m)	(1)	Amended and Restated Master Distribution Plan and Distribution Plan supplements dated December 6, 2012, as supplemented September 24, 2013 and December 20, 2013, for RBC SMID Cap Growth Fund, RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund and

RBC Emerging Markets Small Cap Equity Fund. (26)

(i) Distribution Plan supplement dated December 6, 2012, as supplemented September 24, 2013, December 20, 2013 and September 29, 2015 for Class A Shares of the RBC Mid Cap Value Fund. (39)

	(2)	Class F Shares Distribution and Service (Rule 12b-1) Plan dated December 5, 2013 for RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (28)

	(3)	Class C Shares Distribution and Service (Rule 12b-1) Plan dated June 18, 2014 for RBC BlueBay Absolute Return Fund. (29)

	(4)	Form of Dealer and Selling Group Agreement. (4)

	(5)	Shareholder Account and Distribution Services Agreement effective November 21, 2008 between Tamarack Distributors Inc. and RBC Capital Markets Corporation for Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(i) Amendment dated August 19, 2009 to the Shareholder Account and Distribution Services Agreement effective November 21, 2008, between Tamarack Distributors Inc. and RBC Capital Markets Corporation for Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (13)

(ii) Amendment dated January 1, 2010 to the Shareholder Account and Distribution Services Agreement dated November 21, 2008, as amended. (18)

	(6)	Amended and Restated RBC Funds Trust Money Market Funds (Institutional Class 2, Select Class, Reserve Class, Investor Class) Shareholder Account and Distribution Services Plan dated February 1, 2010. (18)

	(7)	Form of Dealer Selling Agreement with Quasar Distributors, LLC. (15)

	(8)	Shareholder Servicing Agreement between the Trust and RBC Capital Markets Corporation for the Institutional Class 1 Shares of the RBC Money Market Funds. (18)

(n)	(1)	Plan Pursuant to Rule 18f-3 dated March 10, 2004. (2)

	(2)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated November 21, 2008 for Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

	(3)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated April 23, 2014, for RBC SMID

6

Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (29)

	(4)	Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated September 29, 2015, for Class A Shares for RBC Mid Cap Value Fund. (37)

	(5)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated November 16, 2016, for Class R6 Shares for Access Capital Community Investment Fund, RBC Mid Cap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC BlueBay Diversified Credit Fund, RBC Small Cap Value Fund, RBC Global Opportunities Fund, and RBC International Opportunities Fund. (41)

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Amended Code of Ethics of RBC Global Asset Management (U.S.) Inc. (23)

	(2)	Code of Ethics of BlueBay Asset Management LLP (23)

	(3)	Amended Code of Ethics of the Trust. (20)

	(4)	Code of Ethics of RBC Global Asset Management (UK) Limited (26)

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 16, 2004.

(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(3)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

(4)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2006.

(5)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on August 31, 2006.

(6)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the Commission on January 26, 2007.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2008.

(8)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on July 31, 2008.

(9)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed with the Commission on September 22, 2008.

(10)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed with the Commission on November 19, 2008.

(11)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2008.

(12)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2009.

(13)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the Commission on October 16, 2009.

(14)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed with the Commission on November 24, 2009.

(15)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the Commission on December 29, 2009.

(16)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed with the Commission on February 1, 2010.

7

(17)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed with the Commission on June 30, 2010.

(18)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2010.

(19)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed with the Commission on May 10, 2011.

(20)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

(21)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2011.

(22)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed with the Commission on September 28, 2012.

(23)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2012.

(24)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the Commission on September 26, 2013.

(25)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2013.

(26)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

(27)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

(28)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed with the Commission on February 28, 2014.

(29)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(30)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed with the Commission on June 24, 2014.

(31)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed with the Commission on July 29, 2014.

(32)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2014.

(33)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed with the Commission on December 3, 2014.

(34)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed with the Commission on December 9, 2014.

(35)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 84 to the Registration Statement of Form N-1A filed with the Commission on January 28, 2015.

(36)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 86 to the Registration Statement of Form N-1A filed with the Commission on July 29, 2015.

(37)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 89 to the Registration Statement of Form N-1A filed with the Commission on October 23, 2015.

(38)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91 to the Registration Statement of Form N-1A filed with the Commission on November 25, 2015.

(39)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 93 to the Registration Statement of Form N-1A filed with the Commission on January 28, 2016.

(40)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 95 to the Registration Statement of Form N-1a filed with the Commission on July 29, 2016.

(41)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registration Statement of Form N-1a filed with the Commission on November 18, 2016.

(42)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement of Form N-1a filed with the Commission on November 18, 2016.

(43)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 104 to the Registration Statement of Form N-1a filed with the Commission on December 23, 2016.

(44)	Filed herewith.

8

Item 29. Persons Controlled By or Under Common Control with the Registrant

None.

Item 30. Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

(a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such

Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Advisor

RBC Global Asset Management (U.S.) Inc., the investment advisor to each series of the Trust, is a registered investment advisor. Information as to the directors and officers of RBC Global Asset Management (U.S.) Inc., together with information as to any other business, profession, vocation or employment of a substantial nature

9

engaged in by the directors and officers of RBC Global Asset Management (U.S.) Inc. in the last two years, is included in its application for registration as an investment advisor on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)	Quasar Distributors, LLC, (“Quasar”), a wholly-owned subsidiary of US Bancorp., is principal underwriter for each of the RBC Funds. Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). To the best of the Registrant’s knowledge, Quasar also acts as principal underwriter for the following investment companies:

Quasar Distribution Clients

Fund Group Name	Fund Name	Advisor Name
1919 Funds	1919 Financial Services Fund	1919 Investment Councel
1919 Funds	1919 Maryland Tax-Free Income Fund	1919 Investment Councel
1919 Funds	1919 Socially Responsive Balanced Fund	1919 Investment Councel
1919 Funds	1919 Variable Socially Responsive Balanced Fund	1919 Investment Councel
1919 Funds	Ziegler Floating Rate Fund	Ziegler Capital Management, LLC
Abbey Capital Futures Strategy Fund	Abbey Capital Futures Strategy Fund	Abbey Capital Limited
AC One China Fund	AC One China Fund	AC One Management, Inc.
Academy Asset ETF Funds	Innovator IBD 50 Fund	Innovator Management, LLC
Academy Fund Trust	Innovator McKinley Income Fund	Innovator Management, LLC
ACSI Funds	American Customer Satisfaction Core Alpha ETF	CSat Investment Advisory LP
Advantus Mutual Funds	Advantus Dynamic Managed Volatility Fund	Advantus Capital Management, Inc.
Advantus Mutual Funds	Advantus Managed Volatility Equity Fund	Advantus Capital Management, Inc.
Advantus Mutual Funds	Advantus Strategic Credit Income Fund	Advantus Capital Management, Inc.
Advantus Mutual Funds	Advantus Strategic Dividend Income Fund	Advantus Capital Management, Inc.
Aegis Funds	Aegis Value Fund	Aegis Financial Corp.
Akre Funds	Akre Focus Fund	Akre Capital
Allied Asset Advisors Funds	Iman Fund	Allied Asset Advisors, Inc.
Alpha Architect Funds	Momentum Shares International Quantitative Momentum ETF	Empowered Funds, LLC
Alpha Architect Funds	Momentum Shares US Quantitative Momentum ETF	Empowered Funds, LLC
Alpha Architect Funds	Value Shares International Quantitative Value ETF	Empowered Funds, LLC
Alpha Architect Funds	Value Shares US Quantitative Value ETF	Empowered Funds, LLC
AlphaClone ETF Fund	AlphaClone Alternative Alpha ETF Fund	Exchange Traded Concepts, LLC
AlphaClone ETF Fund	AlphaClone International ETF	AlphaClone, Inc.
AlphaMark ETFs	AlphaMark Actively Managed Small Cap ETF	AlphaMark Advisors, LLC
Alpine Equity Trust	Alpine Emerging Markets Real Estate Fund	Alpine Woods Capital Investors, LLC
Alpine Equity Trust	Alpine Global Infrastructure Fund	Alpine Woods Capital Investors, LLC
Alpine Equity Trust	Alpine Global Realty Growth & Income Fund	Alpine Woods Capital Investors, LLC
Alpine Equity Trust	Alpine International Real Estate Equity Fund	Alpine Woods Capital Investors, LLC
Alpine Equity Trust	Alpine Realty Income & Growth Fd	Alpine Woods Capital Investors, LLC
Alpine Income Trust	Alpine High Yield Managed Duration Municipal Fund	Alpine Woods Capital Investors, LLC
Alpine Income Trust	Alpine Ultra Short Municipal Income Fund	Alpine Woods Capital Investors, LLC
Alpine Series Trust	Alpine Dynamic Dividend Fund	Alpine Woods Capital Investors, LLC
Alpine Series Trust	Alpine Financial Services Fund	Alpine Woods Capital Investors, LLC
Alpine Series Trust	Alpine Rising Dividend Fund	Alpine Woods Capital Investors, LLC
Alpine Series Trust	Alpine Small Cap Fund	Alpine Woods Capital Investors, LLC
Altair Smaller Companies Fund	Altair Smaller Companies Fund	Altair Advisers LLC
American Trust	American Trust Allegiance Fund	American Trust Company
Amplify ETFs	Amplify Online Retail ETF	Amplify Investments, LLC
Amplify ETFs	Amplify YieldShares CWP Dividend & Option Income ETF	Amplify Investments, LLC
Amplify ETFs	Amplify YieldShares Prime 5 Dividend ETF	Amplify Investments, LLC
Angel Oak Funds	Angel Oak Flexible Income Fund	Angel Oak Capital Advisors, LLC
Angel Oak Funds	Angel Oak High Yield Opportunities Fund	Angel Oak Capital Advisors, LLC
Angel Oak Funds	Angel Oak Multi-Strategy Income Fund	Angel Oak Capital Advisors, LLC
Appleton Partners Inc	The Appleton Equity Growth Fund	Appleton Partners, Inc.
Aptus ETF	Aptus Behavioral Momentum ETF	Aptus Capital Advisors, LLC
Barrett Growth Fund	Barrett Growth Fund	Barrett Associates, Inc.
Barrett Opportunity Fund	Barrett Opportunity Fund	Barrett Associates, Inc.
Becker Value Equity Fund	Becker Value Equity Fund	Becker Capital Management, LLC
Bogle Investment Management	Bogle Investment Manangement Small Cap Growth Fund	Bogle Investment Management LP
Boston Common Funds	Boston Common International Fund	Boston Common Asset Mgmt.
Boston Common Funds	Boston Common U.S. Equity Fund	Boston Common Asset Mgmt.
Boston Partners Funds	Boston Partners All Cap Value Fund	Boston Partners Investment Funds
Boston Partners Funds	Boston Partners Emerging Markets Long/Short Fund	Boston Partners Investment Funds
Boston Partners Funds	Boston Partners Global Equity Fund	Boston Partners Investment Funds
Boston Partners Funds	Boston Partners Global Long/Short Fund	Boston Partners Investment Funds
Boston Partners Funds	Boston Partners Long/Short Equity Fund	Boston Partners Investment Funds

10

Fund Group Name	Fund Name	Advisor Name
Boston Partners Funds	Boston Partners Long/Short Research Fund	Boston Partners Investment Funds
Boston Partners Funds	Boston Partners Small Cap Value II Fund	Boston Partners Investment Funds
Boston Partners Funds	WPG Partners Small/Micro Cap Value Fund	Boston Partners Investment Funds
Bramshill Funds	Bramshill Income Performance Fund	Bramshill Investments, LLC
Bridge Builder Trust	Bridge Builder Core Bond Fund	Olive Street Investment Advisers, LLC
Bridge Builder Trust	Bridge Builder Core Plus Bond Fund	Olive Street Investment Advisers, LLC
Bridge Builder Trust	Bridge Builder International Equity Fund	Olive Street Investment Advisers, LLC
Bridge Builder Trust	Bridge Builder Large Cap Growth Fund	Olive Street Investment Advisers, LLC
Bridge Builder Trust	Bridge Builder Large Cap Value Fund	Olive Street Investment Advisers, LLC
Bridge Builder Trust	Bridge Builder Municipal Bond Fund	Olive Street Investment Advisers, LLC
Bridge Builder Trust	Bridge Builder Small/Mid Cap Growth Fund	Olive Street Investment Advisers, LLC
Bridge Builder Trust	Bridge Builder Small/Mid Cap Value Fund	Olive Street Investment Advisers, LLC
Bridges Investment Fund, Inc.	Bridges Investment Fund, Inc.	Bridges Investment Management, Inc.
Bright Rock Funds	Bright Rock Mid Cap Growth Fund	Rockland Trust
Bright Rock Funds	Bright Rock Quality Large Cap Fund	Rockland Trust
Brookfield Investment Funds	Brookfield Global Listed Infrastructure Fund	Brookfield Investment Management, Inc.
Brookfield Investment Funds	Brookfield Global Listed Real Estate Fund	Brookfield Investment Management, Inc.
Brookfield Investment Funds	Brookfield Real Assets Securities Fund	Brookfield Investment Management, Inc.
Brookfield Investment Funds	Brookfield U.S. Listed Real Estate Fund	Brookfield Investment Management, Inc.
Brown Advisory Funds	Brown Advisory - Somerset Emerging Markets Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory - WMC Japan Alpha Opportunities Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory - WMC Strategic European Equity Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Emerging Markets Small- Cap Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Equity Income Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Flexible Equity Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Global Leaders Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Growth Equity	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Intermediate Income	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Maryland Bond Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Mortgage Securities Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Small-Cap Fundamental Value	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Small-Cap Growth	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Strategic Bond Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Sustainable Growth Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Tax Exempt Bond Fund	Brown Investment Advisory and Trust
Brown Advisory Funds	Brown Advisory Total Return Fund	Brown Investment Advisory and Trust
Buffalo Funds	Buffalo Discovery Fund	Kornitzer Capital Management, Inc.
Buffalo Funds	Buffalo Dividend Focus Fund	Kornitzer Capital Management, Inc.
Buffalo Funds	Buffalo Emerging Opportunities Fund	Kornitzer Capital Management, Inc.
Buffalo Funds	Buffalo Flexible Income Fund	Kornitzer Capital Management, Inc.
Buffalo Funds	Buffalo Growth Fund	Kornitzer Capital Management, Inc.
Buffalo Funds	Buffalo High Yield Fund	Kornitzer Capital Management, Inc.
Buffalo Funds	Buffalo International Fund	Kornitzer Capital Management, Inc.
Buffalo Funds	Buffalo Large Cap Fund	Kornitzer Capital Management, Inc.
Buffalo Funds	Buffalo Mid Cap Fund	Kornitzer Capital Management, Inc.
Buffalo Funds	Buffalo Small Cap Fund	Kornitzer Capital Management, Inc.
Campbell Funds	Campbell Multi-Asset Carry Fund	Campbell & Company Investment Advisors LLC
Campbell Funds	Campbell Dynamic Trend Fund	Campbell & Company Investment Advisors LLC
CAN SLIM Select Growth Fund	CAN SLIM Select Growth Fund	NorthCoast Asset Management
Capital Advisors Funds	Capital Advisor Growth Fund	Capital Advisors, Inc.
CG Funds Trust	CG Core Balanced Fund	Wall Street Management Corporation
Chase Funds	Chase Growth Fund	Chase Investment Counsel Corporation
Chase Funds	Chase Mid Cap Growth Fund	Chase Investment Counsel Corporation
Coho Partners	Coho Relative Value Equity Fund	Coho Partners, Ltd.
Coldstream Funds	Aasgard Dividend Growth Small & Mid Cap Fund	Coldstream Capital Management
Collins Capital Funds	Collins Long/Short Credit Fund	Collins Capital Investments, LLC
Congress Funds	Congress All Cap Opportunity Fund	Congress Asset Management
Congress Funds	Congress Large Cap Growth	Congress Asset Management
Congress Funds	Congress Mid Cap Growth Fund	Congress Asset Management
Convergence Funds	Convergence Core Plus Fund	Convergence Investment Partners, LLC
Convergence Funds	Convergence Market Neutral Fund	Convergence Investment Partners, LLC
Convergence Funds	Convergence Opportunities Fund	Convergence Investment Partners, LLC
Cove Street Capital Funds	Cove Street Capital Small Cap Value Fund	Cove Street Capital
Cushing Funds	Cushing MLP Infrastructure Fund I	Swank Capital, LLC
Cushing Funds	Cushing MLP Infrastructure Fund II	Swank Capital, LLC
Davidson Funds	Davidson Multi Cap Equity Fund	Davidson Investment Advisors, Inc.

11

Fund Group Name	Fund Name	Advisor Name
Dearborn Funds	Dearborn Partners Rising Dividend Fund	Dearborn Partners, LLC
Diamond Hill	Diamond Hill Valuation-Weighted 500 ETF	Diamond Hill Capital Management, Inc.
DoubleLine Funds	Doubleline Core Fixed Income Fund	DoubleLine Capital LP
DoubleLine Funds	Doubleline Emerging Markets Fixed Income Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Shiller Enhanced International CAPE Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Flexible Income Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Floating Rate Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Global Bond Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Infrastructure Income Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Low Duration Bond Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Multi-Asset Growth Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Shiller Enhanced CAPE Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Strategic Commodity Fund	DoubleLine Capital LP
DoubleLine Funds	Doubleline Total Return Bond Fund	DoubleLine Capital LP
DoubleLine Funds	DoubleLine Ultra Short Bond Fund	DoubleLine Capital LP
Edgar Lomax Value Fund	Edgar Lomax Value Fund	Edgar Lomax Company
Evercore Equity Fund	Evercore Equity Fund	Evercore Wealth Management
Evermore Global Investors Trust	Evermore Global Value Fund	Evermore Global Investors, LLC
Fiera Capital Funds	Fiera Capital Strong Nations Currency Fund	Fiera Capital, Inc.
First American Funds, Inc.	Government Obligations	U.S. Bancorp Asset Management, Inc.
First American Funds, Inc.	Institutional Prime Obligations Fund	U.S. Bancorp Asset Management, Inc.
First American Funds, Inc.	Retail Prime Obligations Fund	U.S. Bancorp Asset Management, Inc.
First American Funds, Inc.	Retail Tax Free Obligations Fund	U.S. Bancorp Asset Management, Inc.
First American Funds, Inc.	Treasury Obligations	U.S. Bancorp Asset Management, Inc.
First American Funds, Inc.	U.S. Treasury Money Market	U.S. Bancorp Asset Management, Inc.
Fort Pitt Capital Group, Inc.	Fort Pitt Capital Total Return Fund	Fort Pitt Capital Funds
Fulcrum Funds	Fulcrum Diversified Absolute Return Fund	Fulcrum Asset Management LLP
Fund X Funds	Fund X Aggressive Upgrader Fund	FundX Investment Group
Fund X Funds	Fund X Conservative Upgrader Fund	FundX Investment Group
Fund X Funds	Fund X Flexible Income Fund	FundX Investment Group
Fund X Funds	Fund X Tactical Upgrader Fund	FundX Investment Group
Fund X Funds	Fund X Upgrader Fund	FundX Investment Group
Geneva Advisors Funds	Geneva Advisors All Cap Growth Fund	Geneva Investment Management of Chicago
Geneva Advisors Funds	Geneva Advisors Emerging Markets Fund	Geneva Investment Management of Chicago
Geneva Advisors Funds	Geneva Advisors Equity Income Fund	Geneva Investment Management of Chicago
Geneva Advisors Funds	Geneva Advisors International Growth Fund	Geneva Investment Management of Chicago
Geneva Advisors Funds	Geneva Advisors Small Cap Opportunities Fund	Geneva Investment Management of Chicago
Gerstein Fisher Funds	Gerstein Fisher Multi-Factor Growth Equity Fund	People’s Securities, Inc.
Gerstein Fisher Funds	Gerstein Fisher Multi-Factor International Growth Equity Fund	People’s Securities, Inc.
Gerstein Fisher Funds	Gerstein Fisher Multi-Factor Global Real Estate Securities Fund	People’s Securities, Inc.
Glenmede Fund, Inc.	Glenmede Core Fixed Income Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Equity Income Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede High Yield Municipal Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede International Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede International Secured Options Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Large Cap Core Fund	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Large Cap Growth	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Large Cap Value Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Long/Short Fund	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Mid Cap Equity Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Responsible ESG U.S. Equity Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Secured Options Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Short Term Tax Aware Fixed Income Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Small Cap Equity Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Strategic Equity Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Total Market Portfolio	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede U.S. Emerging Growth	Glenmede Investment Management LP
Glenmede Fund, Inc.	Glenmede Women in Leadership U.S. Equity Portfolio	Glenmede Investment Management LP
Glenmede Portfolios	Glenmede Municipal Intermediate Portfolio	Glenmede Investment Management LP
GoodHaven Funds	GoodHaven Fund	GoodHaven Capital Management

12

Fund Group Name	Fund Name	Advisor Name
Great Lakes Funds	Great Lakes Bond Fund	Great Lakes Advisors, Inc.
Great Lakes Funds	Great Lakes Disciplined Equity Fund	Great Lakes Advisors, Inc.
Great Lakes Funds	Great Lakes Disciplined International Smaller Companies Fund	Great Lakes Advisors, Inc.
Great Lakes Funds	Great Lakes Large Cap Value Fund	Great Lakes Advisors, Inc.
Great Lakes Funds	Great Lakes Small Cap Opportunity Fund	Great Lakes Advisors, Inc.
Green Square Capital	Green Square Equity Income Fund	Green Square Capital, LLC
Greenspring Fund	Greenspring Fund	Corbyn Investment Management, Inc.
Harding Loevner Funds	Harding Loevner Emerging Markets Portfolio	Harding Loevner LLC
Harding Loevner Funds	Harding Loevner Emerging Markets Research Portfolio	Harding Loevner LLC
Harding Loevner Funds	Harding Loevner Frontier Emerging Markets Portfolio	Harding Loevner LLC
Harding Loevner Funds	Harding Loevner Global Equity Portfolio	Harding Loevner LLC
Harding Loevner Funds	Harding Loevner Global Equity Research Portfolio	Harding Loevner LLC
Harding Loevner Funds	Harding Loevner Institutional Emerging Markets Portfolio	Harding Loevner LLC
Harding Loevner Funds	Harding Loevner International Equity Portfolio	Harding Loevner LLC
Harding Loevner Funds	Harding Loevner International Equity Research Portfolio	Harding Loevner LLC
Harding Loevner Funds	Harding Loevner International Small Companies Portfolio	Harding Loevner LLC
Hennessy Funds Trust	Hennessy Balanced Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Core Bond Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Cornerstone Growth Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Cornerstone Large Growth Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Cornerstone Mid Cap 30 Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Cornerstone Value Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Equity and Income Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Focus Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Gas Utility Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Japan Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Japan Small Cap Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Large Cap Financial Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Large Value Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Small Cap Financial Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Technology Fund	Hennessy Advisors, Inc.
Hennessy Funds Trust	Hennessy Total Return Fund	Hennessy Advisors, Inc.
Highmore Funds	Highmore Managed Volatility Fund	Highmore Group Advisors, LLC
Hodges Funds	Hodges Blue Chip Equity Income Fund	Hodges Capital Management, Inc.
Hodges Funds	Hodges Fund	Hodges Capital Management, Inc.
Hodges Funds	Hodges Pure Contrarian Fund	Hodges Capital Management, Inc.
Hodges Funds	Hodges Small Cap Fund	Hodges Capital Management, Inc.
Hodges Funds	Hodges Small Intrinsic Value Fund	Hodges Capital Management, Inc.
Hodges Funds	Hodges Small-Mid Cap Fund	Hodges Capital Management, Inc.
Hood River Funds	Hood River Small-Cap Growth Fund	Hood River Capital Management, LLC
Horizon Investment Funds	Horizon Active Asset Allocation Fund	Horizon Investments LLC
Horizon Investment Funds	Horizon Active Income Fund	Horizon Investments LLC
Horizon Investment Funds	Horizon Active Risk Assist Fund	Horizon Investments LLC
Horizon Investment Funds	Horizon Active Dividend Fund	Horizon Investments LLC
Hotchkis & Wiley Funds	Hotchkis & Wiley Capital Income Fund	Hotchkis and Wiley Capital Management
Hotchkis & Wiley Funds	Hotchkis & Wiley Diversified Value	Hotchkis and Wiley Capital Management
Hotchkis & Wiley Funds	Hotchkis & Wiley Global Value Fund	Hotchkis and Wiley Capital Management
Hotchkis & Wiley Funds	Hotchkis & Wiley High Yield Fund	Hotchkis and Wiley Capital Management
Hotchkis & Wiley Funds	Hotchkis & Wiley Large Cap Value	Hotchkis and Wiley Capital Management
Hotchkis & Wiley Funds	Hotchkis & Wiley Mid Cap Value	Hotchkis and Wiley Capital Management
Hotchkis & Wiley Funds	Hotchkis & Wiley Small Cap Diversified Value Fund	Hotchkis and Wiley Capital Management
Hotchkis & Wiley Funds	Hotchkis & Wiley Small Cap Value	Hotchkis and Wiley Capital Management
Hotchkis & Wiley Funds	Hotchkis & Wiley Value Opportunities	Hotchkis and Wiley Capital Management
Hotchkis & Wiley Funds	International Value Fund	Hotchkis and Wiley Capital Management
Huber Funds	Huber Capital Diversified Large Cap Value Fund	Huber Capital Management, LLC
Huber Funds	Huber Capital Equity Income Fund	Huber Capital Management, LLC
Huber Funds	Huber Capital Mid Cap Value Fund	Huber Capital Management, LLC
Huber Funds	Huber Capital Small Cap Value Fund	Huber Capital Management, LLC

13

Fund Group Name	Fund Name	Advisor Name
Infinity Q Funds	Infinity Q Diversified Alpha Fund	Infity Q
Intrepid Capital Management	Intrepid Capital Fund	Intrepid Capital Management
Intrepid Capital Management	Intrepid Disciplined Value Fund	Intrepid Capital Management
Intrepid Capital Management	Intrepid Endurance Fund	Intrepid Capital Management
Intrepid Capital Management	Intrepid Income Fund	Intrepid Capital Management
Intrepid Capital Management	Intrepid International Fund	Intrepid Capital Management
Intrepid Capital Management	Intrepid Select Fund	Intrepid Capital Management
IronBridge Funds	IronBridge Global Fund	Ironbridge Capital Management, L.P.
IronBridge Funds	IronBridge Large Cap Fund	Ironbridge Capital Management, L.P.
IronBridge Funds	IronBridge Small Cap Fund	Ironbridge Capital Management, L.P.
IronBridge Funds	IronBridge SMID Cap Fund	Ironbridge Capital Management, L.P.
Jackson Square Partners	Jackson Square All-Cap Growth Fund	Jackson Square Partners
Jackson Square Partners	Jackson Square Global Growth Fund	Jackson Square Partners
Jackson Square Partners	Jackson Square Large-Cap Growth Fund	Jackson Square Partners
Jackson Square Partners	Jackson Square Select 20 Growth Fund	Jackson Square Partners
Jackson Square Partners	Jackson Square SMID-Cap Growth Fund	Jackson Square Partners
Jacob Funds, Inc.	Jacob Internet Fund	Jacob Asset Mgmt of New York, LLC
Jacob Funds, Inc.	Jacob Micro Cap Growth Fund	Jacob Asset Mgmt of New York, LLC
Jacob Funds, Inc.	Jacob Small Cap Growth Fund	Jacob Asset Mgmt of New York, LLC
Jensen Funds	Jensen Portfolio	Jensen Investment Management
Jensen Funds	Jensen Quality Value Fund	Jensen Investment Management
Kellner Funds	Kellner Event Fund	Kellner Management, L.P.
Kellner Funds	Kellner Merger Fund	Kellner Management, L.P.
Kirr Marbach Partners Funds, Inc	Kirr Marbach Partners Value Fd	Kirr, Marbach & Company, LLC
Lawson Kroeker Funds	LK Balanced Fund	Lawson Kroeker Investment Management
LKCM Funds	LKCM Aquinas Catholic Equity Fund	Luther King Capital Mgmt Corp
LKCM Funds	LKCM Balanced Fund	Luther King Capital Mgmt Corp
LKCM Funds	LKCM Equity Fund	Luther King Capital Mgmt Corp
LKCM Funds	LKCM Fixed Income Fund	Luther King Capital Mgmt Corp
LKCM Funds	LKCM Small Cap Fund	Luther King Capital Mgmt Corp
LKCM Funds	LKCM Small-Mid Cap Equity Fund	Luther King Capital Mgmt Corp
LoCorr Investment Trust	LoCorr Long/Short Commodities Strategy Fund	LoCorr Fund Management, LLC
LoCorr Investment Trust	LoCorr Long/Short Equity Fund	LoCorr Fund Management, LLC
LoCorr Investment Trust	LoCorr Managed Futures Strategy Fund	LoCorr Fund Management, LLC
LoCorr Investment Trust	LoCorr Market Trend Fund	LoCorr Fund Management, LLC
LoCorr Investment Trust	LoCorr Multi-Strategy Fund	LoCorr Fund Management, LLC
LoCorr Investment Trust	LoCorr Spectrum Income Fund	LoCorr Fund Management, LLC
Logan Capital Funds	Logan Capital Large Cap Growth Fund	Logan Capital Management, Inc.
Logan Capital Funds	Logan Capital Long/Short Fund	Logan Capital Management, Inc.
Loncar ETFs	Loncar Cancer Immunotherapy ETF	Exchange Traded Concepts, LLC
MainGate MLP Funds	MainGate MLP Fund	Chickasaw Capital Management, LLC
Marketfield Fund	Marketfield Fund	Marketfield Asset Management, LLC
Mar Vista Funds	Mar Vista Strategic Growth Fund	Hood River Capital Management, LLC
Matrix Asset Advisors, Inc.	Matrix Advisors Dividend Fund	Matrix Asset Advisors, Inc.
Matrix Asset Advisors, Inc.	Matrix Advisors Value Fd Inc.	Matrix Asset Advisors, Inc.
Matson Money Funds	Free Market Fixed Income Fund	Matson Money Inc
Matson Money Funds	Free Market International Equity Fund	Matson Money Inc
Matson Money Funds	Free Market US Equity Fund	Matson Money Inc
Matson Money Funds	Matson Money US Equity VI Portfolio	Matson Money Inc
Matson Money Funds	Matson Money International Equity VI Portfolio	Matson Money Inc
Matson Money Funds	Matson Money Fixed Income VI Portfolio	Matson Money Inc
MD Sass	M.D. Sass Equity Income Plus Fund	MD Sass & Associates
MD Sass	M.D. Sass Short Term U.S. Government Agency Income Fund	MD Sass & Associates
Monetta Trust	Monetta Fund	Monetta Financial Sevices Inc.
Monetta Trust	Monetta Young Investor Fund	Monetta Financial Sevices Inc.
Morgan Dempsey Funds	Morgan Dempsey Small/Micro Cap Value Fund	Morgan Dempsey Capital Management, LLC
Muhlenkamp Fund	Muhlenkamp Fund	Muhlenkamp & Company Inc.
Muzinich Funds	Muzinich Credit Opportunities Fund	Muzinich Co.
Muzinich Funds	Muzinich U.S. High Yield Corporate Bond Fund	Muzinich Co.
Muzinich Funds	Muzinich Low Duration Fund	Muzinich Co.

14

Fund Group Name	Fund Name	Advisor Name
Nicholas Funds	Nicholas Equity Income Fund	Nicholas Company, Inc.
Nicholas Funds	Nicholas Fund	Nicholas Company, Inc.
Nicholas Funds	Nicholas High Income Fund	Nicholas Company, Inc.
Nicholas Funds	Nicholas II Fund	Nicholas Company, Inc.
Nicholas Funds	Nicholas Limited Edition Fund	Nicholas Company, Inc.
Nuance Funds	Nuance Concentrated Value Fund	Nuance Investments, LLC
Nuance Funds	Nuance Concentrated Value Long Short Fund	Nuance Investments, LLC
Nuance Funds	Nuance Mid Cap Value Fund	Nuance Investments, LLC
Oaktree Funds	Oaktree High Yield Bond Fund	Oaktree Capital Management, L.P.
Orinda Funds	Orinda Income Opportunities Fund	Orinda Asset Management, LLC
O’Shaughnessy Funds	O’Shaughnessy All Cap Core Fund	O’Shaughnessy Asset Manangement
O’Shaughnessy Funds	O’Shaughnessy Enhanced Dividend Fund	O’Shaughnessy Asset Manangement
O’Shaughnessy Funds	O’Shaughnessy Market Leaders Value Fund	O’Shaughnessy Asset Manangement
O’Shaughnessy Funds	O’Shaughnessy Small Cap Value Fund	O’Shaughnessy Asset Manangement
O’Shaughnessy Funds	O’Shaughnessy Small/Mid Cap Growth Fund	O’Shaughnessy Asset Manangement
Osterweis Funds	Osterweis Emerging Opportunity Fund	Osterweis Capital Management, Inc.
Osterweis Funds	Osterweis Fund	Osterweis Capital Management, Inc.
Osterweis Funds	Osterweis Institutional Equity Fund	Osterweis Capital Management, Inc.
Osterweis Funds	Osterweis Strategic Income Fund	Osterweis Capital Management, Inc.
Osterweis Funds	Osterweis Strategic Investment Fund	Osterweis Capital Management, Inc.
Otter Creek Funds	Otter Creek Long/Short Opportunity Fund	Otter Creek Management, Inc.
Pemberwick Funds	Pemberwick Fund	Pemberwick Investment Advisors
Pension Partners Funds	ATAC Beta Rotation Fund	Pension Partners, LLC
Pension Partners Funds	ATAC Inflation Rotation Fund	Pension Partners, LLC
Permanent Portfolio Funds	Aggressive Growth Portfolio	Pacific Heights Asset Management, LLC
Permanent Portfolio Funds	Permanent Portfolio	Pacific Heights Asset Management, LLC
Permanent Portfolio Funds	Short-Term Treasury Portfolio	Pacific Heights Asset Management, LLC
Permanent Portfolio Funds	Versatile Bond Portfolio	Pacific Heights Asset Management, LLC
Perritt Funds, Inc.	Perritt Low Priced Stock Fund	Perritt Capital Management
Perritt Funds, Inc.	Perritt MicroCap Opportunities Fund	Perritt Capital Management
Perritt Funds, Inc.	Perritt Ultra Micro Cap Fund	Perritt Capital Management
PIA Funds	PIA BBB Bond Fund	Pacific Income Advisors, Inc.
PIA Funds	PIA High Yield Fund	Pacific Income Advisors, Inc.
PIA Funds	PIA MBS Bond Fund	Pacific Income Advisors, Inc.
PIA Funds	PIA Short-Term Securities Fund	Pacific Income Advisors, Inc.
Poplar Forest Funds	Poplar Forest Cornerstone Fund	Poplar Forest Capital, LLC
Poplar Forest Funds	Poplar Forest Outliers Fund	Poplar Forest Capital, LLC
Poplar Forest Funds	Poplar Forest Partners Fund	Poplar Forest Capital, LLC
Port Street Funds	Port Street Institutional Opportunities Fund	Port Street Investment Solutions, LLC
Port Street Funds	Port Street Quality Growth Fund	Port Street Investment Solutions, LLC
Premise Capital ETFs	Premise Capital Frontier Advantage Diversified Tactical ETF	Premise Capital, LLC
Primecap Odyssey Funds	Odyssey Aggressive Growth Fund	PRIMECAP Management Company
Primecap Odyssey Funds	Odyssey Growth Fund	PRIMECAP Management Company
Primecap Odyssey Funds	Odyssey Stock Fund	PRIMECAP Management Company
Prospector Funds	Prospector Capital Appreciation Fund	Prospector Partners, LLC
Prospector Funds	Prospector Opportunity Fund	Prospector Partners, LLC
Provident Mutual Funds, Inc.	Provident Trust Strategy Fund	Provident Trust Company
Pzena Funds	Pzena Emerging Markets Value Fund	Pzena Investment Management, LLC
Pzena Funds	Pzena Long/Short Value Fund	Pzena Investment Management, LLC
Pzena Funds	Pzena Mid Cap Value Fund	Pzena Investment Management, LLC
Pzena Funds	Pzena Small Cap Value Fund	Pzena Investment Management, LLC
Rainier Funds	MN Rainier Intermediate Fixed Income Fund	Rainier Investment Management, LLC
Rainier Funds	Rainier International Discovery Fund	Rainier Investment Management, LLC
Rainier Funds	Rainier Large Cap Equity Fund	Rainier Investment Management, LLC
Rainier Funds	Rainier Mid Cap Equity Fund	Rainier Investment Management, LLC
Rainier Funds	Rainier Small/Mid Cap Equity Fund	Rainier Investment Management, LLC
Rareview Funds	Rareview Longevity Income Generation Fund	Rareview Capital LLC

15

Fund Group Name	Fund Name	Advisor Name
RBC Funds Trust	Access Capital Community Investment	RBC Global Asset Management US
RBC Funds Trust	RBC Blue Bay Absolute Return Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Blue Bay Emerging Market Corporate Bond Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Blue Bay Emerging Market Select Bond Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Blue Bay Emerging Market Unconstrained Fixed Income Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Blue Bay Global Convertible Bond Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Blue Bay Global High Yield Bond Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Blue Bay Diversified Credit Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Emerging Markets Equity Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Emerging Markets Small Cap Equity Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Enterprise Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Global Opportunities Fund	RBC Global Asset Management US
RBC Funds Trust	RBC International Opportunities Fund	RBC Global Asset Management US
RBC Funds Trust	RBC MicroCap Value Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Mid Cap Value Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Short Term Duration Fixed Income Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Small Cap Core Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Small Cap Value Fund	RBC Global Asset Management US
RBC Funds Trust	RBC SMID Cap Growth Fund	RBC Global Asset Management US
RBC Funds Trust	RBC U.S. Government Money Market Fund	RBC Global Asset Management US
RBC Funds Trust	RBC Ultra-Short Fixed Income Fund	RBC Global Asset Management US
Reinhart Funds	Reinhart Mid Cap PMV Fund	Reinhart Partners
RiverNorth Funds	RiverNorth Marketplace Lending Corporation	RiverNorth Capital Management
Rockefeller Funds	Rockefeller Core Taxable Bond Fund	Rockefeller & Co.
Rockefeller Funds	Rockefeller Equity Allocation Fund	Rockefeller & Co.
Rockefeller Funds	Rockefeller Intermediate Tax Exempt National Bond Fund	Rockefeller & Co.
Rockefeller Funds	Rockefeller Intermediate Tax Exempt New York Bond Fund	Rockefeller & Co.
Scharf Funds	Scharf Alpha Opportunity Fund	Scharf Investments, LLC
Scharf Funds	Scharf Balanced Opportunity Fund	Scharf Investments, LLC
Scharf Funds	Scharf Fund	Scharf Investments, LLC
Scharf Funds	Scharf Global Opportunity Fund	Scharf Investments, LLC
Schneider Funds	Schneider Small Cap Value Fund	Schneider Capital Management Corp
Schneider Funds	Schneider Value Fund	Schneider Capital Management Corp
Schooner Investment Group	Schooner Fund	Schooner Investment Group
Schooner Investment Group	Schooner Hedged Alternative Income Fund	Schooner Investment Group
Scotia Funds	Scotia Dynamic US Growth Fund	Scotia Institutional Asset Mgmt US Ltd
Semper Funds	Semper MBS Total Return Fund	Semper Capital Management, L.P.
Semper Funds	Semper Short Duration Fund	Semper Capital Management, L.P.
Shenkman Funds	Shenkman Floating Rate High Income Fund	Shenkman Capital
Shenkman Funds	Shenkman Short Duration High Income Fund	Shenkman Capital
SIMS Total Return Fund	SIMS Total Return Fund	SIMS Capital Management
Smith Group Funds	Smith Group Large Cap Core Growth Fund	Smith Asset Management Group, LP
Snow Capital Family of Funds	Snow Capital Opportunity Fund	Snow Capital Management
Snow Capital Family of Funds	Snow Capital Small Cap Value Fund	Snow Capital Management
Snow Capital Family of Funds	Snow Capital Focused Value Fund	Snow Capital Management
Snow Capital Family of Funds	Snow Capital Dividend Plus Fund	Snow Capital Management
Soundwatch Fund	Soundwatch Capital Core Hedged Equity Fund	Soundwatch Capital, LLC
Stone Ridge Trust I	Stone Ridge Emerging Markets Variance Risk Premium Fund	Stone Ridge Asset Management
Stone Ridge Trust I	Stone Ridge Global Equity Variance Risk Premium Master Fund	Stone Ridge Asset Management
Stone Ridge Trust I	Stone Ridge High Yield Reinsurance Risk Premium Fund	Stone Ridge Asset Management
Stone Ridge Trust I	Stone Ridge International Developed Markets Variance Risk Premium Fund	Stone Ridge Asset Management
Stone Ridge Trust I	Stone Ridge International Variance Risk Premium Master Fund	Stone Ridge Asset Management
Stone Ridge Trust I	Stone Ridge U.S. Large Cap Variance Risk Premium Fund	Stone Ridge Asset Management
Stone Ridge Trust I	Stone Ridge U.S. Small Cap Variance Risk Premium Fund	Stone Ridge Asset Management
Stone Ridge Trust I	Stone Ridge U.S. Variance Risk Premium Master Fund	Stone Ridge Asset Management
Stone Ridge Trust II	Stone Ridge Reinsurance Risk Premium Interval Fund	Stone Ridge Asset Management
Stone Ridge Trust III	Stone Ridge All Asset Variance Risk Premium Fund	Stone Ridge Asset Management
Stone Ridge Trust V	Stone Ridge Alternative Lending Risk Premium Fund	Stone Ridge Asset Management
Summit Global Funds	Summit Global Investments Small Cap Low Volatility Fund	Summit Global Investments LLC
Summit Global Funds	Summit Global Investments US Low Volatility Equity Fund	Summit Global Investments LLC

16

Fund Group Name	Fund Name	Advisor Name
Thomas White Funds	Thomas White American Opportunities Fund	Lord Asset Management
Thomas White Funds	Thomas White Emerging Markets Fund	Lord Asset Management
Thomas White Funds	Thomas White International Fund	Lord Asset Management
Thompson IM Funds, Inc.	Thompson Bond Fund	Thompson Investment Management, Inc.
Thompson IM Funds, Inc.	Thompson LargeCap Fund	Thompson Investment Management, Inc.
Thompson IM Funds, Inc.	Thompson MidCap Fund	Thompson Investment Management, Inc.
Tiedemann Funds	AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund	Tiedemann Wealth Management, LLC
Tiedemann Funds	Deep Value ETF	Exchange Traded Concepts, LLC
TorrayResolute Funds	TorrayResolute Small/Mid Cap Growth Fund	TorrayResolute, LLC
Tortoise Funds	Tortoise MLP & Pipeline Fund	Tortoise Capital Advisors, LLC
Tortoise Funds	Tortoise North American Energy Independence Fund	Tortoise Capital Advisors, LLC
Tortoise Funds	Tortoise Select Income Bond Fund	Tortoise Credit Strategies
Tortoise Funds	Tortoise Select Opportunity Fund	Tortoise Capital Advisors, LLC
Tortoise Funds	Tortoise VIP MLP & Pipeline Portfolio	Tortoise Capital Advisors, LLC
Trillium Funds	Portfolio 21 Global Equity Fund	Trillium Asset Management, LLC
Trillium Funds	Trillium Small/Mid Cap Fund	Trillium Asset Management, LLC
TrimTabs ETF	TrimTabs Float Shrink ETF	TrimTabs Asset Management, LLC
Trust and Fiduciary Management Services ETF	Master Income ETF	Exchange Traded Concepts
Tygh Capital Management	TCM Small Cap Growth Fund	Tygh Capital Management, Inc.
US Global ETFs	US Global JETS ETF	U.S. Global Investors, Inc.
USA Mutuals Funds	USA Mutuals Vice Fund	USA Mutuals Advisors, Inc.
USCA Shield Fund	USCA Shield Fund	US Capital Advisors, LLC
Validea Funds	Validea Market Legends ETF	Validea Capital Management, LLC
Victory Portfolios II	Victory CEMP Developed Enhanced Volatility Weighted Index ETF	Victory Capital Management
Victory Portfolios II	Victory CEMP Emerging Market Volatility Weighted Index ETF	Victory Capital Management
Victory Portfolios II	Victory CEMP International High Dividend Volatility Weighted Index ETF	Victory Capital Management
Victory Portfolios II	Victory CEMP International Volatility Weighted Index ETF	Victory Capital Management
Victory Portfolios II	Victory CEMP US 500 Enhanced Volatility Weighted Index ETF	Victory Capital Management
Victory Portfolios II	Victory CEMP US 500 Volatility Weighted Index ETF	Victory Capital Management
Victory Portfolios II	Victory CEMP US Discovery Enhanced Volatility Weighted Index ETF	Victory Capital Management
Victory Portfolios II	Victory CEMP US Equity Income Enhanced Volatility Weighted Index ETF	Victory Capital Management
Victory Portfolios II	Victory CEMP US Large Cap High Dividend Volatility Weighted Index ETF	Victory Capital Management
Victory Portfolios II	Victory CEMP US Small Cap High Dividend Volatility Weighted Index ETF	Victory Capital Management
Victory Portfolios II	Victory CEMP US Small Cap Volatility Weighted Index ETF	Victory Capital Management
Vident Funds	Vident Core US Bond Strategy ETF	Exchange Traded Concepts, LLC
Vident Funds	Vident Core US Equity Fund	Exchange Traded Concepts, LLC
Vident Funds	Vident International Equity Fund	Exchange Traded Concepts, LLC
Villere & Co.	Villere Balanced Fund	St. Denis J. Villere & Company
Villere & Co.	Villere Equity Fund	St. Denis J. Villere & Company
Wasmer Schroeder Funds	Wasmer Schroeder High Yield Municipal Fund	Wasmer, Schroeder and Co
WBI Funds	WBI Tactical BA Fund	WBI Investments, Inc.
WBI Funds	WBI Tactical BP Fund	WBI Investments, Inc.
WBI Funds	WBI Tactical DG Fund	WBI Investments, Inc.
WBI Funds	WBI Tactical DI Fund	WBI Investments, Inc.
Weiss Multi-Strategy Funds	Weiss Alternative Balanced Risk Fund	Weiss Multi-Strategy Advisers, LLC
Westchester Capital Funds	The Merger Fund	Westchester Capital Management, LLC
Westchester Capital Funds	WCM Alternatives: Event-Driven Fund	Westchester Capital Management, LLC
Wisconsin Capital Funds, Inc.	Plumb Balanced Fund	Wisconsin Capital Management
Wisconsin Capital Funds, Inc.	Plumb Equity Fund	Wisconsin Capital Management
YCG Funds	YCG Enhanced Fund	YCG, LLC
Zevenbergen Capital Investments Funds	Zevenbergen Genea Fund	Zevenbergen Capital Investments, LLC
Zevenbergen Capital Investments Funds	Zevenbergen Growth Fund	Zevenbergen Capital Investments, LLC

(b)	Quasar is located at 615 East Michigan Street, Milwaukee, WI 53202. The following is a list of the executive officers, directors and partners of Quasar. The business address for each of the executive officers and directors of Quasar, except Mr. Kern, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The business address for Mr. Kern is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI 53202.

17

Name	Positions and Offices with Quasar Distributors, LLC	Positions and Offices with the Registrant
James Robert Schoenike	President and Board Member	None
Andrew M. Strnad	Vice President and Secretary	None
Teresa Cowan	Senior Vice President and Assistant Secretary	None
Susan LaFond	Vice President and Treasurer	None
Brett Scribner	Assistant Treasurer	None
Peter Hovel	Chief Financial Officer	None
Joseph Neuberger	Board Member	None
Robert Kern	Board Member	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Advisor and Co-Administrator; (c) the Principal Underwriter; (d) the Sub-Adviser; (e) the Sub-Adviser in the U.S.; (f) the Transfer Agent; and (g) the Fund Accounting Agent and Co-Administrator; (h) the Custodian – RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Value Fund, RBC Small Cap Value Fund, U.S. Government Money Market Fund, Access Capital Community Investment Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund; and (i) the Custodian – RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund, RBC International Opportunities Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC BlueBay Total Return Credit Fund and RBC BlueBay Emerging Market Unconstrained Fixed Income Fund. The address of each is as follows:

18

(a)	RBC Funds Trust
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402

(b)	RBC Global Asset Management (U.S.) Inc.
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402

(c)	BlueBay Asset Management LLP
77 Grosvenor Street, W1K 3JR
London, United Kingdom

(d)	BlueBay Asset Management USA LLC
Four Stamford Plaza
107 Elm Street, Suite 512
Stamford, CT 06902

(e)	RBC Global Asset Management (UK) Limited
Riverbank House
2 Swan Lane
London, United Kingdom, EC4R3BF

(f)	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(g)	BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
Valley Forge, PA 19406

(h)	U.S. Bank, N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

(i)	The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

19

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 105 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 105 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 9th day of January , 2017 .

RBC FUNDS TRUST

By:	/s/ Kathleen A. Gorman
Kathleen A. Gorman President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Kathleen A. Gorman	Date: January 9, 2017
Kathleen A. Gorman
Trustee, President and Chief Executive Officer

/s/ Kathleen A. Hegna	Date: January 9, 2017
Kathleen A. Hegna
Chief Financial Officer

Trustees

*	*
T. Geron Bell	Lucy Hancock Bode

*	*
Leslie H. Garner, Jr.	Ronald James

*	*
H. David Rybolt	John A. MacDonald

*	*
William B. Taylor	James R. Seward

*By:	/s/ Kathleen A. Gorman	Date: January 9, 2017
Kathleen A. Gorman, attorney-in-fact

20

EXHIBIT LIST

(i)(17)	Legal opinion with respect to the U.S. Government Money Market Fund .

(j)(2)	Consent of independent registered public accounting firm with respect to the U.S. Government Money Market Fund .

21